       As filed with the Securities and Exchange Commission on February 11, 2004
                                               Securities Act File No. 033-26116
                                        Investment Company Act File No. 811-5710

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933        [X]

                           Pre-Effective Amendment No.                      [ ]

                         Post-Effective Amendment No. 18                    [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940    [X]

                                Amendment No. 19                            [X]
                        (Check appropriate box or boxes)

                         ING VP NATURAL RESOURCES TRUST
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

              Huey P. Falgout, Jr.                       With copies to:
              ING Investments, LLC                   Jeffrey S. Puretz, Esq.
         7337 E. Doubletree Ranch Road                     Dechert LLP
              Scottsdale, AZ 85258                     1775 I Street, N.W.
    (Name and Address of Agent for Service)           Washington, DC 20006

                           --------------------------

                  It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)   [ ] on (date), pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)   [X] on April 30, 2004, pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)   [ ] on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]      This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

PROSPECTUS

[ABACUS GRAPHIC]

April 30, 2004


                                                 ING VP NATURAL
                                                 RESOURCES TRUST

       This Prospectus contains
       important information about
       investing in the ING VP
       Natural Resources Trust. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                          [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS



This Prospectus describes the Fund's objective, investment strategy and risks.

You'll also find:

[MONEY GRAPHIC]

HOW THE FUND HAS PERFORMED
[TELEPHONE GRAPHIC]

If you have any questions about ING VP Natural Resources Trust, please call your financial consultant or us at 1-800-992-0180.



HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years.


WHAT YOU PAY TO INVEST. Information about the Fund's management fees and expenses the Fund pays. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.


    FUND AT A GLANCE                                   2
    ING VP NATURAL RESOURCES TRUST                     4
    WHAT YOU PAY TO INVEST                             6
    MANAGEMENT OF THE FUND                             7
    INFORMATION FOR INVESTORS                          8
    DIVIDENDS, DISTRIBUTIONS AND TAXES                 9
    MORE INFORMATION ABOUT RISKS                      10
    FINANCIAL HIGHLIGHTS                              12
    WHERE TO GO FOR MORE INFORMATION          Back Cover


Risk is the potential that your investment will lose money or not earn as much as you hope. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with the ING VP Natural Resources Trust. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.


The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).


Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of the Fund. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE FUND ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

FUND AT A GLANCE
--------------------------------------------------------------------------------


          This table is a summary of the investment objective, main investments and risks of the ING VP Natural Resources Trust. It is designed to help you understand the main risks associated with the Fund, and how risk and investment objectives relate. This table is only a summary. You should read the complete description of the Fund's investment objective, strategies and risks on page 4.



                  FUND                                 INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------
                  ING VP Natural Resources Trust       Long-term growth of capital
                  Adviser: ING Investments, LLC        through investment primarily
                  Sub-Adviser: Aeltus Investment       in common stocks of companies
                  Management, Inc.                     that own or develop natural
                                                       resources and other basic
                                                       commodities, or supply goods
                                                       and services to such
                                                       companies.

                                                                FUND AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
----------------------------------------------------------------------------------------------------------------------
Equity securities of companies with substantial           Price volatility due to non-diversification and
natural resource assets or companies that supply          concentration in natural resource companies. Securities of
goods or services to such companies.                      such companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural
                                                          resources.

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP NATURAL RESOURCES TRUST                                              Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


The Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Capital appreciation will be the primary determinant of total return and income is a secondary consideration. The investment objective may not be changed without shareholder approval.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The ING VP Natural Resources Trust (the "Fund") normally invests at least 80% of its assets in companies with substantial natural resource assets or companies that supply goods and services to such companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Natural resource assets are materials derived from natural resources which have economic value. The Fund seeks to identify securities of companies that it believes to be undervalued relative to the value of the natural resource assets they hold. This identification process will take into account current and anticipated economic and financial conditions.


The remaining 20% of the Fund's assets may be invested in common stock of companies that are not natural resource companies and in debt securities of natural resource companies as well as other companies.

The Fund may invest up to 25% of its total assets in securities principally traded in markets outside the United States.


The Sub-Adviser may sell securities for a variety of reasons, such as to ensure gains, limit losses or redeploy assets into opportunities believed to be more promising.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Fund changes as the price of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.



MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Fund invests. Rather the market may favor stocks or industries to which the Fund is not exposed, or may not favor equities at all.



NON-DIVERSIFICATION RISK -- the Fund is a non-diversified investment company. Since the Fund invests primarily in securities of companies engaged in natural resources activities, the Fund may be subject to greater risks and market fluctuations than other funds that are more diversified by industry. The Fund may also invest in debt securities of natural resource companies as well as other companies.



RISK OF CONCENTRATION -- because the Fund will invest a substantial portion of its portfolio in the securities of companies with natural resource assets, it should be considered as a vehicle for diversification and not as a balanced investment program.



NATURAL RESOURCES RISK -- securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.



CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.



RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social or economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks, securities depositories or exchanges than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


 4      ING VP Natural Resources Trust

                                                  ING VP NATURAL RESOURCES TRUST
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                              YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
-5.38     16.87    26.89    7.15    -19.62    14.09    18.37   -15.93    -2.10

(1) These figures are as of December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.


(2) ING Investments, LLC has been the Fund's investment adviser since July 26, 2000; however, prior to March 2001, the Fund was advised by a different sub-adviser.


            Best and worst quarterly performance during this period:

                                quarter     :


                                quarter     :


The Fund's year-to-date total return as of March 31, 2004 was     %.


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Goldman Sachs Natural Resources Index.



                                                              1 YEAR         5 YEARS         10 YEARS
VP Natural Resources Trust                                          %              %               %
S&P 500 Index (reflects no deduction for fees or
  expenses)(1)                                                      %              %               %(3)
Goldman Sachs Natural Resources Index (reflects no deduction
  for fees or expenses)(2)                                          %              %               %(3)


(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


(2) The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metals, timber, and other sub-sectors.



(3) Index return is for the period beginning         .


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Natural Resources Trust       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


       The table that follows shows the estimated operating expenses paid each year by the Fund. These estimated expenses are based on the expenses paid by the Fund in the year 2003. Actual expenses paid by the Fund may vary from year to year.

Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under your variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR
INVESTMENT). There are no fees or sales loads charged to your account when you buy or sell Fund shares.

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)


                                                                                                                        TOTAL
                                                                        MANAGEMENT      SERVICE         OTHER         OPERATING
                            FUND                                           FEES          FEES        EXPENSES(2)      EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
ING VP Natural Resources Trust..............................      %        1.00           N/A



(1) This table shows the estimated operating expenses for shares of the Fund as a ratio of expenses to average daily net assets. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year.


(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

[PENNY GRAPHIC]


EXAMPLE




This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other variable funds. The example does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy or plan. The example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.



FUND                                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
----                                                          ------      -------      -------      --------
ING VP Natural Resources Trust..............................   $           $            $            $


 6      What You Pay to Invest

ADVISER AND SUB-ADVISER                                   MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------


ADVISER



ING INVESTMENTS, LLC (ING Investments), an Arizona limited liability company, serves as the investment adviser to the Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund.



ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.



As of March 31, 2004, ING Investments managed over $   billion in assets.



ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.



ING Investments is paid an investment advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund. This fee is computed on the basis of the Fund's average daily net assets and is payable on the last business day of each month.



SUB-ADVISER



ING Investments has engaged Aeltus Investment Management, Inc. as Sub-Adviser for the Fund to provide the day-to-day management of the Fund. The Sub-Adviser has, at least in part, been selected primarily on the basis of its successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.



ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of the Fund. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day management of the Fund.



AELTUS INVESTMENT MANAGEMENT, INC.



Aeltus Investment Management, Inc. (ING Aeltus), a Connecticut corporation, serves as the Sub-Adviser to the Fund.



Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.



As of March 31, 2004, ING Aeltus managed over $    billion in assets. Its
principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.



The Fund has been managed by a team of investment professionals led by James A. Vail since October 2000. Mr. Vail has served as Senior Vice President and Portfolio Manager since July 2000. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has 26 years of investment experience. Prior to joining ING's asset management operations in July 2000, Mr. Vail was a Vice President at Lexington Management Corporation, which he joined in 1991.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  Management of the Fund       7

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGREEMENTS

The Fund may enter into Shareholder Servicing Agreements with insurance companies or other financial institutions (Shareholder Services Representatives) that provide administrative services for the Fund or administrative services, or other, related services to contract holders and policy holders. These services may include: sub-accounting services, answering inquiries of contract holders and policy holders regarding the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to contract holders and policy holders regarding the Fund, and such other related services as the Fund or a contract holder or policy holder may request. The fees paid by the Fund for these services to use Shareholder Services Representatives will not exceed 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is made. ING Investments, at no additional cost to the Fund, may pay to Shareholder Services Representatives additional amounts from its past profits. A Shareholder Services Representatives may, from time to time, choose not to receive all of the fees payable to it.

ABOUT YOUR INVESTMENT

With the exception of shares held in connection with initial capital of the Fund, shares of the Fund are currently available only to serve as an investment option under variable annuity contracts (Contracts) or variable life insurance policies (Policies) issued by insurance companies.

You do not buy, sell or exchange shares of the Fund. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Fund according to the investment option you've chosen. You should consult the accompanying variable contract prospectus for additional information about how this works. The Fund assumes no responsibility for such prospectus.

The Fund currently does not foresee any disadvantages to investors if the Fund serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable life insurance policies for which the Fund serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

HOW SHARES ARE PRICED

NET ASSET VALUE

The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of the Fund. NAV per share for the Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (NYSE) (usually at 4:00 p.m. Eastern Time). The Fund is open for business every day the NYSE is open. The NYSE is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. The NAV per share of the Fund is calculated by taking the value of the Fund's assets, subtracting the Fund's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the Fund's investments (if the Fund holds foreign securities) may change on days when you will not be able to reallocate between investment options.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

When a Participating Insurance Company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a Participating Insurance Company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this prospectus.

 8      Information for Investors

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund distributes substantially all its net investment income and net capital gains to shareholders each year.

- Distributions are not guaranteed.

- The Board has discretion in determining the amount and frequency of any distributions.

- All dividends and other distributions will be reinvested automatically in additional shares and credited to the shareholders' accounts.

TAX MATTERS

The Fund intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will be relieved of federal income tax on the amounts it distributes.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the sole shareholders of the Fund will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the prospectus for the policy.

THE TAX STATUS OF YOUR INVESTMENT IN THE FUND DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      Dividends, Distributions and Taxes       9

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All variable funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser of the Fund can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of the Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in the Fund is highlighted below. Please see the SAI for more information.

NATURAL RESOURCES RISK. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

DEBT SECURITIES. Debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

CONCENTRATION. The Fund concentrates [for purposes of the Investment Company Act of 1940 (the "1940 Act")] its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

NON-DIVERSIFIED INVESTMENT COMPANY. The Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.



 10      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

OTHER RISKS

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, Sub-Adviser and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve long-term growth of capital.

PORTFOLIO TURNOVER. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Fund.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



       [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180

                                           More Information About Risks       11

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table on the following page is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial highlights for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions), but do not reflect charges and expenses attributable to any insurance product and would be lower if they did. A report of the Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is incorporated by reference into the SAI and is available upon request.

 12      Financial Highlights

FINANCIAL HIGHLIGHTS                              ING VP NATURAL RESOURCES TRUST
--------------------------------------------------------------------------------

This information has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------
                                                                     2003      2002      2001     2000(1)    1999
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                12.40     14.75     12.51     11.03
 Income (loss) from investment operations:
 Net investment income (loss)                                  $                -0.05      0.03     -0.07      0.06
 Net realized and unrealized gain (loss) on investments        $                -0.21     -2.38      2.36      1.50
 Total income (loss) from investment operations                $                -0.26     -2.35      2.29      1.56
 Less distributions from:
 Net investment income                                         $                 0.02        --      0.05      0.08
 Net realized gains on investments                             $                   --        --        --        --
 Total distributions                                           $                 0.02        --      0.05      0.08
 Net asset value, end of year                                  $                12.12     12.40     14.75     12.51
 TOTAL RETURN(2)                                               %                -2.10    -15.93     18.37     14.09
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)                                $               21,237    23,741    32,291    31,737
 Ratio to average net assets:
 Expenses                                                      %                 1.64      1.35      1.66      1.33
 Net investment income (loss)                                  %                -0.41      0.17     (0.53)     0.34
 Portfolio turnover rate                                       %                   80        85        72        41

--------------------------------------------------------------------------------

(1) Effective July 26, 2000, ING Investments, LLC, became the investment adviser to the Fund.

(2) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING VP Natural Resources Trust       13

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VP NATURAL RESOURCES TRUST IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the independent auditor's reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make investment related inquiries:

ING VP NATURAL RESOURCES TRUST
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Trust's SEC file number. The file number is as follows:

ING VP Natural Resources Trust            811-5710



   [ING FUNDS LOGO]                       VPNRTPROS0504-050104

                       STATEMENT OF ADDITIONAL INFORMATION


                         ING VP NATURAL RESOURCES TRUST



                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                 (800) 992-0180




                                   APRIL 30, 2004



      Shares of the ING VP Natural Resources Trust (the "Fund") are sold to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any Investment Adviser to the Fund as well as to the general accounts of any insurance company whose separate account holds shares of the Fund. Shares of the Fund are currently offered to separate accounts ("Variable Accounts") of insurance companies. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.



      This Statement of Additional Information ("SAI") is not a prospectus. The SAI should be read in conjunction with the current Prospectus of the Fund, dated April 30, 2004, which has been filed with the U.S. Securities and Exchange Commission (the "SEC"). The SAI is incorporated into the Prospectus by reference. In addition, the financial statements from the Fund's Annual Report dated December 31, 2003, are incorporated herein by reference. Terms used in this SAI have the same meaning as in the Prospectus, and some additional terms are defined particularly for this SAI. To obtain a copy of the Fund's Prospectus at no charge, please write to the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or call the following number: 1-800-992-0180. In Addition, the Fund's Annual Report dated December 31, 2003 may be obtained without charge by contacting the Fund at the address and phone number written above.

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY ...........................................    1
INVESTMENT OBJECTIVES AND POLICIES ........................................    1
CERTAIN INVESTMENT METHODS ................................................    1
INVESTMENT RESTRICTIONS ...................................................    2
MANAGEMENT OF THE FUND ....................................................    4
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS ..........................   25
CAPITAL STOCK STRUCTURE ...................................................   27
NET ASSET VALUE ...........................................................   28
TAX MATTERS ...............................................................   30
PERFORMANCE CALCULATION ...................................................   32
OTHER INFORMATION .........................................................   33
CODE OF ETHICS ............................................................   34
TRANSFER AGENT ............................................................   34
CUSTODIAN .................................................................   35
COUNSEL AND INDEPENDENT AUDITORS ..........................................   35
FINANCIAL STATEMENTS ......................................................   35
APPENDIX A ................................................................   36

                         GENERAL INFORMATION AND HISTORY

      The Fund is a non-diversified, open-end management investment company organized on November 15, 1988 as a business trust under the laws of the Commonwealth of Massachusetts. The Fund was formerly named Lexington Gold Trust. At a meeting held on September 30, 1991, the shareholders of the Fund approved a change in the Fund's fundamental investment objective and policies. In connection with the change of investment objective and policies, the Fund also changed its name to Lexington Natural Resources Trust. On April 30, 2001, the Fund changed its name to Pilgrim Natural Resources Trust. Effective May 1, 2002, the Fund changed its name from "Pilgrim Natural Resources Trust" to "ING VP Natural Resources Trust."

                       INVESTMENT OBJECTIVES AND POLICIES

      The Fund's investment objective is to seek long-term growth of capital through investment primarily in common stocks of companies which own, or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.

                           CERTAIN INVESTMENT METHODS


      Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from, directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include: companies that specialize in energy sources (e.g., coal, geothermal power, natural gas and oil), environmental technology (e.g., pollution control and waste recycling), forest products, agricultural products, chemical products, ferrous and non- ferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), precious metals (e.g., gold, silver and platinum), and other basic commodities.


      Management attempts to achieve the investment objective of the Fund by seeking to identify securities of companies that, in its opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. Natural resource assets are materials derived from natural sources, which have economic value. The Fund will consider a company to have substantial natural resource assets when, in management's opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets will affect the market price of the equity securities of such company. The Fund presently does not intend to invest directly in natural resource assets or related contracts. The Fund may invest up to 25% of its total assets in securities principally traded in markets outside the United States.

      Management of the Fund believes that, based upon past performance, the securities of specific companies that hold different types of substantial natural resource assets may move relatively independently of one another during different stages of inflationary cycles due to different degrees of demand for, or market values of, their respective natural resource holdings during particular portions of such inflationary cycles. The Fund's fully managed investment approach enables it to switch its emphasis among various industry groups depending upon management's outlook with respect to prevailing trends and developments. The investment objective of the Fund is a fundamental policy of the Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940 (1940 Act), as amended.


                             INVESTMENT RESTRICTIONS

      The Fund's investment objective and the following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholder's meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. The Fund is a non-diversified management investment company and

      1. with respect to 50% of its assets, the Fund will not at the time of purchase invest more than 5% of its total assets, at market value, in the securities of one issuer (except the securities of the United States Government);

      2. with respect to the other 50% of its assets, the Fund will not invest at the time of purchase more than 25% of the market value of its total assets in any single issuer.

      These two restrictions, hypothetically, could give rise to a portfolio with as few as fourteen issues.

      In addition, the Fund will not:


      3. Purchase more than 10% of the voting securities or more than 10% of any class of securities of any issuer. (For this purpose all outstanding debt securities of an issuer are considered as one class, and all preferred stocks of an issuer are considered as one class.)



      4. Purchase any security restricted as to disposition under Federal Securities laws or securities that are not readily marketable or purchase any securities if such a purchase would cause the Fund to own at the time of such purchase, illiquid securities, including repurchase agreements with an agreed upon repurchase date in excess of seven days from the date of acquisition by the Fund, having aggregate market value in excess of 10% of the value of the Fund's total assets.



      5. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.



      6. Write, purchase or sell puts, calls or combinations thereof. However, the Fund may invest up to 15% of the value of its assets in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular company at a specified price until expiration. Such investments generally can provide a greater potential for profit--or loss--than investment of an equivalent amount in the underlying common stock. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. If the holder does not sell the warrant, he risks the loss of his entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. It should be understood that investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the corporation issuing them. In addition, the sale of warrants held more than one year generally results in a long term capital gain or loss to the holder, and the sale of warrants held for less than such period generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of warrants, however, begins on the day after the date of exercise, regardless of how long the warrant was held. This restriction on the purchase of warrants does not apply to warrants attached to, or otherwise included in, a unit with other securities.


      7. Invest in any commodities or commodities futures contracts, including futures contracts relating to gold.



      8.    Invest in real estate.



      9. Invest more than 5% of the value of its total assets in securities of issuers, which, with their predecessors, have a record of less than three years continuous operation.



      10. Purchase or retain the securities of any issuer if the officers or Trustees of the Fund, or its Investment Adviser, or Sub-Adviser who own individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.



      11. Lend money or securities, provided that the making of time or demand deposits with domestic banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with the Fund's objective and policies, are not prohibited.



      12. Borrow money, except for temporary emergency purposes, and in no event more than 5% of its net assets at value or cost, whichever is less; or pledge its gold or portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding 10% of the value of its total assets.



      13.   Underwrite securities issued by others.



      14. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.



      15. Invest for the purpose of exercising control or management of another company.



      16. Participate on a joint or a joint and several basis in any trading account in securities.

      The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies with substantial natural resource assets. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

      The percentage restrictions referred to above are to be adhered to at the time of investment, and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets.

                             MANAGEMENT OF THE FUND


INVESTMENT ADVISER



      The Investment Adviser for the Fund is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Trustees, has the overall responsibility for the management of the Fund's portfolio subject to delegation of certain responsibilities to Aeltus Investment Management, Inc. ("ING Aeltus"). ING Investments and ING Aeltus are indirect, wholly-owned subsidiaries of ING Groep N.V. (NYSE: ING) and are affiliates of each other. ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees. ING Groep N.V. seeks to provide a full range of integrated financial services to private, corporate and institutional clients through a variety of distribution channels. The principal executive offices are located at Strawinskylaan 2631, 1077 ZZ Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.



     On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser changed to ING Investments, LLC. As of March 31, 2004, ING Investments had assets under management of over $___ billion.



      ING Investments serves as Investment Adviser pursuant to an Investment Management Agreement between ING Investments and the Fund (the "Investment Management Agreement"). Pursuant to a sub-advisory agreement ("Sub-Advisory Agreement") between ING Investments and ING Aeltus, ING Aeltus acts as Sub-Adviser to the Fund. ING Investments, as Investment Adviser, oversees the investment management of the Sub-Adviser for the Fund. The Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board of Trustees (the "Board"), investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Adviser also provides investment research and analysis. The Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.



      After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.



      The Investment Management Agreement is terminable without penalty with not less than sixty 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than sixty 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).



      In connection with their deliberations relating to the Fund's current Investment Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered information that had been provided by ING Investments and the Sub-Adviser to the Fund. In considering the Investment Management Agreement and the Sub-Advisory Agreement, the Board considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the performance of the Fund; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; (6) the expenses borne by the Fund and a comparison of the Fund's fees and expenses to those of a peer group of funds; and (7) ING Investments' compliance capabilities and efforts on behalf of the Fund. The Board also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.



      Prior to August 1, 2003, the Fund was directly managed by the Investment Adviser. ING Investments has undertaken an internal reorganization that, among other things, integrated its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. On August 1, 2003, ING Aeltus became the Sub-Adviser to the Fund. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions of the Fund. As a result of this integration plan, the operational and supervisory functions of the Fund's Investment Management Agreement was separated from the portfolio management functions related to the Fund, with the former continuing to be provided by the Investment Adviser and the latter provided by ING Aeltus. The portfolio management personnel for this Fund did not change as a result of this internal reorganization.



      In approving the Investment Management Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling. The Board concluded that the fees to be paid to ING Investments are reasonable in relation to the services to be rendered, and that the anticipated expenses to be borne by the shareholders were reasonable. The Board further determined that the contractual arrangements offer an appropriate means for the Fund to obtain high quality portfolio management services in furtherance of the Fund's objective, and to obtain other appropriate services for the Fund.



      The factors considered by the Board, including the Independent Trustees, in reviewing the Sub-Advisory Agreement included, but were not limited to the following: (1) centralization of asset managers will allow ING Investments to access and leverage the capabilities of its portfolio management personnel among all subsidiaries; (2) the reorganization will facilitate more effective use of research and trading facilities and capabilities for greater efficiency; (3) the consolidation of portfolio management personnel within one entity will permit certain future changes in portfolio managers without the potential expense of shareholder proxy solicitations; and (4) the reorganization can help ING Aeltus to build a larger, more coherent management structure and to retain and attract highly qualified portfolio mangers. The Board noted that ING Aeltus had taken steps to ameliorate any disadvantages, which might result from the reorganization. In addition, the Board considered; (1) the current portfolio managers will remain and continue to provide services under the direction of ING Aeltus; (2) that the nature and quality of the services to be provided by ING Aeltus including ING Aeltus's extensive investment management experience and the quality of services provided to the other mutual funds advised by ING Aeltus;
(3) the fairness of the compensation under the Sub-Advisory Agreement, in light of the services being provided; (4) the personnel, operations, financial condition, and investment management capabilities and methodologies of ING Aeltus after the reorganization; (5) the expectation of management that the reorganization will enable ING Aeltus to attract additional highly qualified personnel and to leverage its portfolio management resources and trading and research capabilities; and (6) compensation and the fact that the cost of ING Aeltus will be paid by the Adviser and not directly by the Fund. The Board also considered the advisory fee to be retained by ING Investment for its oversight and monitoring service that will be provided to the Fund. After considering ING Investments' recommendation and these other factors, the Board concluded that engaging ING Aeltus, as Sub-Adviser would be in the interests of the Fund and its shareholders.



      In reviewing the terms of the Investment Management Agreement and the Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management and Sub-Advisory Agreements, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management and Sub-Advisory Agreements are in the best interests of the Fund and its shareholders and that the Investment Management and Sub-Advisory fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the

Independent Trustees, approved the Investment Management Agreement and the Sub-Advisory Agreement.






      The Investment Adviser bears the expense of providing its services. For its services, the Fund pays the Investment Adviser a monthly fee in arrears equal to a percentage of the Fund's average daily net assets during the month. The annual investment management fee for the Fund is 1.00% of the average daily net assets of the Fund.



EXPENSE LIMITATION AGREEMENT



      The Investment Adviser has entered into an expense limitation agreement with the Fund, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with this agreement, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser) do not exceed 2.50% of the Fund's average daily net assets.



      The Fund will at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed 2.50% of the Fund's average daily net assets. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.



      The expense limitation agreement provides that the expense limitation shall continue until December 31, 2004. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days' prior to the end of the then-current term or upon termination of the Investment Management Agreement. The expense limitation agreement may also be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Adviser at its principal place of business.

      Advisory Fees paid by the Fund and expense reimbursements paid to the Fund for the fiscal years ended December 31, 2003, 2002 and 2001 are as follows:



Year ended 12/31            Advisory Fees              Expense Reimbursements
----------------            -------------              ----------------------
2001                            $287,431                        $ 0
2002                            $231,067                        $ 0
2003                            $                               $






      Subject to the expense reimbursement provisions described above, other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Fund's net asset value; taxes, if any, and the preparation of the Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Board who are not employees of the Investment Adviser or the Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.


SUB-ADVISORY AGREEMENTS


      The Investment Management Agreement for the Fund provides that the Investment Adviser, with the approval of the Fund's Board, may select and employ investment advisers to serve as a Sub-Adviser for the Fund ("Sub-Adviser"), and shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser, executive salaries and expenses of the Trustees and Officers of the Fund who are employees of the Investment Adviser or its affiliates. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the sub-advisory agreement (the Sub-Advisory Agreement).



      Pursuant to a Sub-Advisory Agreement between ING Investments and ING Aeltus effective August 1, 2003, ING Aeltus serves as Sub-Adviser to the Fund. In this capacity, ING Aeltus, subject to the supervision and control of the Investment Adviser and the Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio investments, consistent with its investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. Located at 10 State House Square, Hartford, CT 06103-3602, ING Aeltus operates under the collective management of ING Investment Management. As of March 31, 2004, ING Aeltus managed over $____ billion in assets.



      The Sub-Advisory Agreement may be terminated by: (i) the Investment Adviser upon sixty (60) days' written notice to ING Aeltus and the Fund; (ii) at any time, without payment of a penalty by the Fund, by the Fund's Board or a majority (as that term is defined in the 1940 Act) of the outstanding voting securities of the Fund upon sixty (60) days' written notice to the Investment Adviser and ING Aeltus; or (iii) by ING Aeltus upon three (3) months' written notice unless the Fund or the Investment Adviser requests additional time to find a replacement for ING Aeltus, in which case, ING Aeltus shall allow additional time, not to exceed three (3) additional months beyond the initial three (3) month period; provided, however, that ING Aeltus can terminate the contract at any time, if ING Aeltus or the Investment Adviser ceases to be registered as an investment adviser or otherwise is legally incapable of providing services under the contract. The Sub-Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act). As compensation to the Sub-Adviser for it's services to the Fund, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to an annual rate of 0.450% of the Fund's average daily net assets managed during the month.



      The Sub-Advisory Agreement provides that ING Aeltus is not subject to liability for any damages, expenses, or losses to the Fund connected with or arising out of any investment advisory services rendered under the agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of reckless disregard of obligations and duties under the Sub-Advisory Agreement.



      During the period August 1, 2003 through December 31, 2003, the Fund paid ING Aeltus $____ in sub-advisory fees.



PROXY VOTING PROCEDURES



            The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Funds' portfolio securities. The procedures and guidelines delegate to the Investment Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting procedures, which require the Investment Adviser to vote proxies in accordance with a Fund's proxy voting procedures and guidelines, an independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In Addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Fund's proxy voting procedures. A copy of the proxy voting procedure guidelines of the Funds, including procedures of the Investment Adviser, is attached hereto as Appendix A. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Funds vote proxies relating to portfolio securities for the one year period ending June 30th will be made available through the ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database (www.sec.gov).


DISTRIBUTOR


      Shares of the Fund are distributed by ING Funds Distributor, LLC (the "Distributor") pursuant to a Distribution Agreement between the Fund and the Distributor. The address of the Distributor is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund. The Fund and the Distributor have agreed to indemnify each other against certain liabilities. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party and must be approved either by votes of a majority of the Board or a majority of the outstanding voting securities of the Fund. See the Prospectus for information on how to purchase and sell shares of the Fund. The Distributor, like the Investment Adviser, is a wholly-owned indirect subsidiary of ING Groep N.V.

ADMINISTRATOR


      ING Funds Services, LLC ("ING Funds Services" or "Administrator") serves as Administrator for the Fund, pursuant to an Administration Agreement. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to conduct properly the Fund's business, except for those services performed by the Investment Adviser under the Investment Management Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the Custodian for the Fund under the Custodian Agreement, the Transfer Agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operates in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of the Investment Adviser. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. For its services under the Administration Services Agreement, ING Funds Services receives an annual fee equal to 0.10% of the Fund's average daily net assets, computed daily and payable monthly.





      Administration fees paid by the Fund are as follows:


Year ended 12/31            Administration Fees
----------------            -------------------
2001                                 $28,743
2002                                 $23,107
2003                                 $


FORMER ADVISER AND SUB-ADVISER OF THE FUND


      Prior to July 26, 2000, LMC, P.O. Box 1515, Saddle Brook, New Jersey 07663 was the investment adviser pursuant to an Investment Advisory Agreement dated August 21, 1991 (the "Advisory Agreement"). The agreement was approved by the Fund's Board (including a majority of the Trustees who were not parties to the Advisory Agreement or "interested persons" of any such party) on November 29, 1999 and was last approved by the Board on November 29, 1999. LMC made recommendations to the Fund with respect to its investments and investment policies.


      For its investment management services to the Fund, under its Advisory Agreement, LMC received a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. LMC had agreed to reduce its management fee if necessary to keep total operating expenses at or below 2.50% of the Fund's average daily net assets. Total annual operating expenses may have been subject to state blue sky regulations. LMC could have terminated this voluntary reduction at any time.

      Under the terms of the investment management agreement, LMC also paid the Fund's expenses for office rent, utilities, telephone, furniture and supplies utilized for the Fund's principal office and the salaries and payroll expense of officers and Trustees of the Fund who are employees of LMC or its affiliates in carrying out its duties under the investment management agreement. The Fund paid all its other expenses, including custodian and transfer agent fees, legal and registration fees, audit fees, printing of prospectuses, shareholder reports and communications required for regulatory purposes or for distribution to existing shareholders, computation of net asset value, mailing of shareholder reports and communications, portfolio brokerage, taxes and independent Trustees' fees.

      LMC had entered into a sub-advisory management contract with Market Systems Research Advisors, Inc. ("MSR"), 80 Maiden Lane, New York, New York 10038, a registered investment adviser, under which MSR provided the Fund with certain investment management and administrative services. MSR served as investment adviser to private and institutional accounts. As of February 28, 2001, ING Investments directly manages the Fund.

      Sub-advisory Fees paid to the former Sub-adviser are as follows:

Year ended 12/31            Sub-Advisory Fees
----------------            -----------------
2001*                             $26,277

* As of February 28, 2001.

TRUSTEES AND OFFICERS OF THE FUND


BOARD OF TRUSTEES



      The Fund is managed by its Board. The Trustees of the Fund are listed below. The mailing address of the Trustees is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Board governs the Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.





      The Fund's Trustees and executive officers, their ages, their principal occupations and former affiliations are set forth below:

                                                                                     NUMBER
                                                                                       OF
                                                                                   PORTFOLIOS
                                        TERM OF                                     IN FUND
                                      OFFICE AND                                    COMPLEX
                        POSITION(S)    LENGTH OF                                    OVERSEEN
                         HELD WITH       TIME         PRINCIPAL OCCUPATION(S) -        BY       OTHER DIRECTORSHIPS HELD
 NAME, ADDRESS AND AGE      FUND       SERVED(1)       DURING THE PAST 5 YEARS      TRUSTEE***         BY TRUSTEE
 ---------------------      ----       ---------       -----------------------      ----------         ----------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY        Trustee       July 2000 -  Mr. Doherty is President and         116
7337 E. Doubletree                   Present      Partner, Doherty, Wallace,
Ranch Rd.                                         Pillsbury and Murphy, P.C.,
Scottsdale, Arizona                               Attorneys (1996  - Present); and
85258                                             Trustee of each of the funds
Date of Birth:                                    managed by Northstar Investment
04/28/1934                                        Management Corporation (1993 -
                                                  1999).

J. MICHAEL EARLEY      Trustee       February     President and Chief Executive        116
7337 E. Doubletree                   2002 -       Officer, Bankers Trust Company,
Ranch Rd.                            Present      N.A. (1992 - Present).
Scottsdale, Arizona
85258
Date of Birth:
05/02/1945

R. BARBARA GITENSTEIN  Trustee       February     President, College of New Jersey     116
7337 E. Doubletree                   2002 -       (1999 - Present).
Ranch Rd.                            Present
Scottsdale, Arizona
85258
Date of Birth:
02/18/1948

WALTER H. MAY          Trustee       July 2000 -  Retired.  Formerly, Managing         116     Trustee, Best Prep
7337 E. Doubletree                   Present      Director and Director of                     Charity (1991 - Present).
Ranch Rd.                                         Marketing, Piper Jaffray, Inc.;
Scottsdale, Arizona                               Trustee of each of the funds
85258                                             managed by Northstar Investment
Date of Birth:                                    Management Corporation (1996 -
12/21/1936                                        1999).

JOCK PATTON            Trustee       July 2000 -  Private Investor (June 1997 -        116     Director, Hypercom, Inc.
7337 E. Doubletree                   Present      Present).  Formerly, Director                (January 1999 - Present);
Ranch Rd.                                         and Chief Executive Officer,                 JDA Software Group, Inc.
Scottsdale, Arizona                               Rainbow Multimedia Group, Inc.               (January 1999 - Present)
85258                                             (January 1999 - December 2001).              and BG Associates, Inc.
Date of Birth:
12/11/1945

DAVID W.C. PUTNAM      Trustee       July 2000 -  President and Director, F.L.         116     Anchor International Bond
7337 E. Doubletree                   Present      Putnam Securities Company, Inc.              Trust (December 2000 -
Ranch Rd.                                         and its affiliates; President,               Present); F.L. Putnam
Scottsdale, Arizona                               Secretary and Trustee, The                   Foundation (December 2000
85258                                             Principled Equity Market Fund.               - Present); Progressive
Date of Birth:                                    Formerly, Trustee, Trust Realty              Capital Accumulation
10/08/1939                                        Corp.; Anchor Investment Trust;              Trust (August 1998 -
                                                  Bow Ridge Mining Company and                 Present); Principled
                                                  each of the funds managed by                 Equity Market Fund
                                                  Northstar Investment Management              (November 1996 -
                                                  Corporation (1994 - 1999).                   Present), Mercy Endowment
                                                                                               Foundation (1995 -
                                                                                               Present); Director,
                                                                                               F.L. Putnam Investment
                                                                                               Management Company
                                                                                               (December 2001 -
                                                                                               Present); Asian
                                                                                               American Bank and Trust
                                                                                               Company

                                                                                     NUMBER
                                                                                       OF
                                                                                   PORTFOLIOS
                                        TERM OF                                     IN FUND
                                      OFFICE AND                                    COMPLEX
                        POSITION(S)    LENGTH OF                                    OVERSEEN
                         HELD WITH       TIME         PRINCIPAL OCCUPATION(S) -        BY        OTHER DIRECTORSHIPS HELD
 NAME, ADDRESS AND AGE      FUND       SERVED(1)       DURING THE PAST 5 YEARS      TRUSTEE***         BY TRUSTEE
 ---------------------      ----       ---------       -----------------------      ----------         ----------
                                                                                               (June 1992 - Present);
                                                                                               and Notre Dame Health
                                                                                               Care Center 107 (1991 -
                                                                                               Present) F.L. Putnam
                                                                                               Securities Company,
                                                                                               Inc. (June 1978 -
                                                                                               Present); and an
                                                                                               Honorary Trustee, Mercy
                                                                                               Hospital (1973 -
                                                                                               Present).


BLAINE E. RIEKE        Trustee       February     General Partner, Huntington          116     Trustee, Morgan Chase
7337 E. Doubletree                   2001 -       Partners (January 1997 -                     Trust Co. (January 1998 -
Ranch Rd.                            Present      Present).  Chairman of the Board             Present).
Scottsdale, Arizona                               and Trustee of each of the funds
85258                                             managed by ING Investment
Date of Birth:                                    Management Co. LLC (November
09/10/1933                                        1998 - February 2001).

ROGER B. VINCENT       Trustee       February     President, Springwell                116     Director, AmeriGas
7337 E. Doubletree                   2002 -       Corporation (1989 - Present).                Propane, Inc. (1998 -
Ranch Rd.                            Present      Formerly, Director, Tatham                   Present).
Scottsdale, Arizona                               Offshore, Inc. (1996 - 2000).
85258
Date of Birth:
08/26/1945

RICHARD A. WEDEMEYER   Trustee       February     Retired.  Mr. Wedemeyer was          116     Trustee, Touchstone
7337 E. Doubletree                   2001 -       formerly Vice President -                    Consulting Group (1997 -
Ranch Rd.                            Present      Finance and Administration,                  Present).
Scottsdale, Arizona                               Channel Corporation (June 1996 -
85258                                             April 2002).  Formerly, Trustee,
Date of Birth:                                    First Choice Funds (1997 -
03/23/1936                                        2001); and of each of the funds
                                                  managed by ING Investment
                                                  Management Co. LLC (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY(2) Trustee       February     Chief Executive Officer, ING         169     Trustee, Equitable Life
7337 E. Doubletree                   2001 -       U.S. Financial Services                      Insurance Co., Golden
Ranch Rd.                            Present      (September 2001 - Present);                  American Life Insurance
Scottsdale, Arizona                               General Manager and Chief                    Co., Life Insurance
85258                                             Executive Officer, ING U.S.                  Company of Georgia,
Date of Birth:                                    Worksite Financial Services                  Midwestern United Life
05/05/1956                                        (December 2000 - Present);                   Insurance Co., ReliaStar
                                                  Member, ING Americas Executive               Life Insurance Co.,
                                                  Committee (2001 - Present);                  Security Life of Denver,
                                                  President, Chief Executive                   Security Connecticut Life
                                                  Officer and Director of Northern             Insurance Co., Southland
                                                  Life Insurance Company (March                Life Insurance Co., USG
                                                  2001 - October 2002), ING Aeltus             Annuity and Life Company,
                                                  Holding Company, Inc. (2000 -                and United Life and
                                                  Present), ING Retail Holding                 Annuity Insurance Co. Inc
                                                  Company (1998 - Present), ING                (March 2001 - Present);
                                                  Life Insurance and Annuity                   Director, Ameribest Life
                                                  Company (September 1997 -                    Insurance Co., (March
                                                  November 2002) and ING                       2001 to January 2003);
                                                  Retirement Holdings, Inc. (1997              Director, First Columbine
                                                  - Present).  Formerly, General               Life Insurance Co. (March
                                                  Manager and Chief Executive                  2001 to December 2002);
                                                  Officer, ING Worksite Division               Member of the
                                                  (December 2000 -

                                                                                     NUMBER
                                                                                       OF
                                                                                   PORTFOLIOS
                                        TERM OF                                     IN FUND
                                      OFFICE AND                                    COMPLEX
                        POSITION(S)    LENGTH OF                                    OVERSEEN
                         HELD WITH       TIME         PRINCIPAL OCCUPATION(S) -        BY        OTHER DIRECTORSHIPS HELD
 NAME, ADDRESS AND AGE      FUND       SERVED(1)       DURING THE PAST 5 YEARS      TRUSTEE***         BY TRUSTEE
 ---------------------      ----       ---------       -----------------------      ----------         ----------
                                                  October 2001),                               Board, Bushnell Performing
                                                  President, ING-SCI, Inc. (August             Arts Center; St. Francis
                                                  1997 - December 2000);                       Hospital; National
                                                  President, Aetna Financial                   Conference for Community
                                                  Services (August 1997 - December             and Justice and Metro
                                                  2000).                                       Atlanta Chamber of
                                                                                               Commerce.

JOHN G. TURNER(2)      Chairman and  July 2000 -  Chairman, Hillcrest Capital          116     Director, Hormel Foods
7337 E. Doubletree     Trustee       Present      Partners (May 2002-Present);                 Corporation (March 2000 -
Ranch Rd.                                         President, Turner Investment                 Present); Shopko Stores,
Scottsdale, Arizona                               Company (January 2002 -                      Inc. (August 1999 -
85258                                             Present).  Mr. Turner was                    Present); and M.A.
Date of Birth:                                    formerly Vice Chairman of ING                Mortenson Company (March
10/03/1939                                        Americas (2000 - 2002); Chairman             2002 - Present).
                                                  and Chief Executive Officer of
                                                  ReliaStar Financial Corp. and
                                                  ReliaStar Life Insurance
                                                  Company (1993 - 2000);
                                                  Chairman of ReliaStar Life
                                                  Insurance Company of New York
                                                  (1995 - 2001); Chairman of
                                                  Northern Life Insurance
                                                  Company (1992 - 2001);
                                                  Chairman and Trustee of the
                                                  Northstar affiliated
                                                  investment companies (1993 -
                                                  2001) and Director, Northstar
                                                  Investment Management
                                                  Corporation and its affiliates
                                                  (1993 - 1999 ).



(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Director/Trustee who is not an "interested person" of the Company/Trust, as defined in the 1940 Act ("Independent Directors/Trustees"), shall retire from service as a Director/Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Director/Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Director/Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Company/Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Director/Trustee or if otherwise necessary under applicable law, in which even the extension would apply until such time as the shareholder meeting can be held or is no longer needed.



(2) Messrs. McInerney and Turner are deemed to be "interested persons," as defined by the 1940 Act, because of their affiliation with ING Groep, N.V., the parent corporation of the investment adviser, ING Investments.



**** For the purposes of this table, "Fund Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund, ING Partners, Inc.; ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING Get Funds; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds, Inc.; ING Variable Portfolios, Inc.; and ING Series Fund, Inc

OFFICERS

    Information about the Fund's officers are set forth in the table below:


                         POSITIONS HELD WITH  TERM OF OFFICE AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING THE LAST
NAME, ADDRESS AND AGE         THE FUND             TIME SERVED (1)(2)                        FIVE YEARS (3)
---------------------         --------             ------------------                        --------------
JAMES M. HENNESSY        President and Chief  February 2001 - Present          President and Chief Executive Officer, ING
7337 E. Doubletree       Executive Officer                                     Capital Corporation, LLC, ING Funds
Ranch Rd.                                                                      Services, LLC, ING Investments, LLC,
Scottsdale, Arizona      Chief Operating      July 2000 - Present              (December 2001 - Present), ING Advisors,
85258                    Officer                                               Inc. and EAMC Liquidation Corp. (December
Date of Birth:                                July 2000 - February 2001        2001-October 2003) and Express America
04/09/1949               Senior Executive                                      T.C., Inc. (December 2001-September
                         Vice President                                        2003); Senior Executive Vice President, ING
                                              July 2000 - February 2001        Capital Corporation, LLC, ING Funds
                         Secretary                                             Services, LLC, ING Investments LLC, ING
                                                                               Advisors, Inc., Express America T.C., Inc.
                                                                               and EAMC Liquidation Corp. (June
                                                                               2000-December 2000); Executive Vice
                                                                               President, ING Capital Corporation, LLC,
                                                                               ING Funds Services, LLC, ING Investments,
                                                                               LLC (April 1998-June 2000), ING Funds
                                                                               Distributor, LLC  (April 1998-Present)
                                                                               and ING Quantitative Management, Inc.
                                                                               (October 2001-September 2002); Chief
                                                                               Operating Officer, ING Funds Distributor,
                                                                               LLC (June 2000-Present) and ING
                                                                               Quantitative Management, Inc. (October
                                                                               2001-September 2002); Senior Vice
                                                                               President, ING Capital Corporation, LLC,
                                                                               ING Funds Services, LLC, ING Investments,
                                                                               LLC and ING Funds Distributor, LLC (April
                                                                               1995-April 1998); Vice President, ING
                                                                               Life Insurance and Annuity Company
                                                                               (December 2003-Present); Secretary,
                                                                               ING Capital Corporation, LLC, ING Funds
                                                                               Services, LLC, ING Investments, LLC, ING
                                                                               Funds Distributor, LLC, ING Advisors, Inc.,
                                                                               Express America T.C., Inc. and EAMC
                                                                               Liquidation Corp. (April 1995-December
                                                                               2000); and Director, ING Capital
                                                                               Corporation, LLC, ING Funds Services, LLC,
                                                                               ING Investments, LLC and ING Funds
                                                                               Distributor, LLC (December
                                                                               2000-Present), ING Advisors, Inc. and
                                                                               EAMC Liquidation Corp. (December 2000-
                                                                               October 2003), ING Quantitative Management,
                                                                               Inc. (December 2000- September 2002)
                                                                               and Express America T.C., Inc. (December
                                                                               2000- September 2003).

STANLEY D. VYNER         Executive Vice       July 2000 - Present              Executive Vice President, ING Advisors,
7337 E. Doubletree       President                                             Inc. and ING Investments, LLC (July 2000 -
Ranch Rd.                                                                      Present); Chief Investment Officer, ING
Scottsdale, Arizona                                                            Investments, LLC (July 1996 - Present); and
85258                                                                          President and Chief Executive Officer, ING
Date of Birth:                                                                 Investments, LLC (August 1996 - August
05/14/1950                                                                     2000).

MICHAEL J. ROLAND        Executive Vice       February 2002 - Present          Executive Vice President, Chief Financial
7337 E. Doubletree       President and                                         Officer and Treasurer, ING Funds Services,
Ranch Rd.                Assistant Secretary                                   LLC, ING Funds Distributor, LLC, ING
Scottsdale, Arizona                                                            Advisors, Inc., ING Investments, LLC, Inc.,
85258                                                                          Express America T.C., Inc. and

                         POSITIONS HELD WITH  TERM OF OFFICE AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING THE LAST
NAME, ADDRESS AND AGE         THE FUND             TIME SERVED (1)(2)                        FIVE YEARS (3)
---------------------         --------             ------------------                        --------------
Date of Birth:           Chief Financial      July 2000 - Present              EAMC Liquidation Corp. (December 2001 -
05/30/1958               Officer                                               Present), ING Quantitative Management, Inc.
                                              July 2000 - February 2002        (December 2001-September 2002; and
                         Senior Vice                                           Senior Vice President, ING Funds Services,
                         President                                             LLC, ING Investments, LLC and ING
                                                                               Funds Distributor, LLC (June 1998 -
                                                                               December 2001).

ROBERT S. NAKA           Senior Vice          July 2000 - Present              Senior Vice President and Assistant
7337 E. Doubletree       President and                                         Secretary, ING Funds Services, LLC, ING
Ranch Rd.                Assistant Secretary                                   Funds Distributor, LLC, ING Advisors, Inc.,
Scottsdale, Arizona                                                            ING Capital Corporation, LLC and ING
85258                                                                          Investments, LLC  (December 2001 - Present)
Date of Birth:                                                                 and ING Quantitative Management, Inc.
06/17/1963                                                                     (October 2001 - September 2002); and Vice
                                                                               President, ING Investments, LLC
                                                                               (April 1997 - October 1999) and ING
                                                                               Funds Services, LLC (February 1997
                                                                               - August 1999).

ROBYN L. ICHILOV         Vice President and   July 2000 - Present              Vice President, ING Funds Services, LLC
7337 E. Doubletree       Treasurer                                             (October 2001 - Present) and ING
Ranch Rd.                                                                      Investments, LLC (August 1997 - Present);
Scottsdale, Arizona                                                            and Accounting Manager, ING Investments,
85258                                                                          LLC (November 1995 - Present).
Date of Birth:
09/25/1967

KIMBERLY A. ANDERSON     Senior Vice          November 2003 - Present          Vice President and Secretary, ING Funds
7337 E. Doubletree       President                                             Services, LLC, ING Funds Distributor, LLC,
Ranch Rd.                                     February 2001 - November         ING Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona      Vice President       2003                             (October 2001 - Present); Vice President,
85258                                                                          ING Quantitative Management, Inc. (October
Date of Birth:           Secretary            February 2001 - August 2003      2001 - September 2002); Assistant Vice
07/25/1964                                                                     President, ING Funds Services, LLC
                         Assistant Vice       July 2000 - February 2001        (November 1999 - January 2001); and has
                         President                                             held various other positions with ING Funds
                                              July 2000 - February 2001        Services, LLC for more than the last five
                         Assistant Secretary                                   years.

J. DAVID GREENWALD       Vice President       August 2003 - Present            Vice President of Mutual Fund Compliance,
                                                                               ING Funds Services, LLC

                         POSITIONS HELD WITH  TERM OF OFFICE AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING THE LAST
NAME, ADDRESS AND AGE         THE FUND             TIME SERVED (1)(2)                        FIVE YEARS (3)
---------------------         --------             ------------------                        --------------
7337 E. Doubletree                                                              (May 2003 - Present); and Assistant
Ranch Rd.                                                                       Treasurer and Director of Mutual
Scottsdale, Arizona                                                             Fund Compliance and Operations,
85258                                                                           American Skandia, A Prudential
Date of Birth:                                                                  Financial Company (October 1996 -
09/24/1957                                                                      May 2003).

LAUREN D. BENSINGER      Vice President       February 2003 - Present          Vice President, ING Funds Distributor, LLC
7337 E. Doubletree                                                             and ING Funds Services, LLC (July 1995 to
Ranch Rd.                                                                      Present), ING Investments, LLC (February
Scottsdale, Arizona                                                            1996-Present), ING Quantitative
85258                                                                          Management, Inc. (July 2000-September
Date of Birth:                                                                 2002) and ING Advisors, Inc. (July
02/06/1954                                                                     2000-Present); and Chief Compliance
                                                                               Officer, ING Funds Distributor, LLC
                                                                               (July 1995-Present), ING
                                                                               Investments, LLC (October 2001 to
                                                                               Present), ING Quantitative
                                                                               Management, Inc. (July
                                                                               2000-September 2002) and ING
                                                                               Advisors, Inc. (July 2000-Present).

TODD MODIC               Vice President       August 2003 - Present            Director of Financial Reporting, ING
7337 E. Doubletree                                                             Investments, LLC (March 2001 -  Present).
Ranch Rd.                Assistant Vice       August 2001 - August 2003
Scottsdale, Arizona      President
85258
DATE OF BIRTH:
11/03/1967

SUSAN P. KINENS          Assistant Vice       February 2003 - Present          Assistant Vice President and Assistant
7337 E. Doubletree       President and                                         Secretary, ING Funds Services, LLC
Ranch Rd.                Assistant Secretary                                   (December 2002 - Present); and has held
Scottsdale, Arizona                                                            various other positions with ING Funds
85258                                                                          Services, LLC for more than the last five
Date of Birth:                                                                 years.
12/31/1976

MARIA M. ANDERSON        Assistant Vice       August 2001 - Present            Assistant Vice President, ING Funds
7337 E. Doubletree       President                                             Services, LLC (October 2001 - Present); and
Ranch Rd.                                                                      Manager of Fund Accounting and Fund
Scottsdale, Arizona                                                            Compliance, ING Investments, LLC (September
85258                                                                          1999 - November 2001).
Date of Birth:
05/29/1958

HUEY P. FALGOUT          Secretary            August 2003 - Present            Chief Counsel, ING U.S. Financial Services
7337 E. Doubletree                                                             (November 2002 - Present); Associate
Ranch Rd.                                                                      General Counsel, AIG American General
Scottsdale, Arizona                                                            (January 1999 - November 2002); and
85258                                                                          Associate General Counsel, Van Kampen, Inc.
DATE OF BIRTH:                                                                 (April 1992 - January 1999).
11/15/1963

THERESA K. KELETY        Assistant Secretary  August 2003 - Present            Counsel, ING U.S. Financial Services (April
7337 E. Doubletree                                                             2003 - Present); Senior Associate with
Ranch Rd.                                                                      Shearman & Sterling (February 2000 - April
Scottsdale, Arizona                                                            2003); and Associate with Sutherland Asbill
85258                                                                          & Brennan (1996 - February 2000).
Date of Birth:
02/28/1963

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.


(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex name changed to "ING Funds.

(3) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
LLC)
  ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
    Investments, LLC)
  ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
    Investments, LLC)
  ING Pilgrim Investments, LLC (February 2001 - formed) ING Pilgrim Investments,
    Inc. (September 2000 - name changed from Pilgrim Investments, Inc.)
  Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.) Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
    Investments, Inc.)
  Pilgrim America Investments, Inc. (April 1995 - name changed from Newco
    Advisory Corporation)
  Newco Advisory Corporation (December 1994 - incorporated)
  **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar
    Investment Management Corporation)

ING Funds Distributor, LLC. (October 2002)
  ING Funds Distributor, Inc. (October 2002 - merged into ING Funds Distributor,
    LLC)
  ING Funds Distributor, LLC (October 2002 - formed)
  ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
    Securities, Inc.)
  Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
    Inc.)
  Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America
    Securities, Inc.)
  Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
    Distributors Corporation)
  Newco Distributors Corporation (December 1994 - incorporated)


ING Advisors, Inc. (Ownership transferred as of October 2003)



ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)


  ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
    Management Corporation)
  ING Lexington Management Corporation (October 2000 - name changed from
    Lexington Management Corporation)
  Lexington Management Corporation (December 1996 - incorporated)

ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
  ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
  ING Pilgrim Group, LLC (February 2001 - formed)
  ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group,
    Inc.)
  Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group,
    Inc.)
  Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group,
    Inc.)
  Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group,
    Inc.)
  Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
    Management Corporation)
  Newco Holdings Management Corporation (December 1994 - incorporated)

ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital Corporation, LLC)
  ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
    Capital Corporation, LLC)
  ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
  ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
    Capital Corporation)
  Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim
    Holdings Corporation)
  Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
    Holdings, Inc.)
  Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
    Corporation)
  Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
    Capital Corporation)
  Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
    Corporation)
  Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Quantitative Management, Inc. (September 2002 - Dissolved)
  ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
    Quantitative Management, Inc.)
  ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
    Market Systems Research Advisors)
  Market Systems Research Advisors, Inc. (November 1986 - incorporated)


Express America T.C., Inc. (September 2003 - Dissolved)



EAMC Liquidation Corp. (October 2003 - Dissolved)

BOARD



      The Board governs the Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.




FREQUENCY OF BOARD MEETINGS



      The Board currently conducts regular meetings four (4) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.



      Committees



      An Executive Committee of the Board was formed in order to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of two Independent Trustees and two Trustees who are "interested persons" as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held 2 meetings during the fiscal year ended December 31, 2003.




      The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee currently consists of four Independent Trustees: Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held no meeting during the fiscal year ended December 31, 2003.



      The Board has an Audit Committee whose function is to meet with the independent auditors of the Fund to review the scope of the Fund's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four Independent Trustees: Messrs. Putnam, Rieke, Vincent and Earley. Mr. Earley serves as Chairman of the Committee. The Audit Committee held 4 meetings during the fiscal year ended December 31, 2003.



      The Board has formed a Valuation and Proxy Voting Committee (formerly the Valuation Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Fund for which market quotations are not available and, beginning in July 2003, overseeing management's administration of proxy voting. The Valuation and Proxy Voting Committee currently consists of five Independent Trustees: Dr. Gitenstein and Messrs. Patton, May, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The

Valuation and Proxy Voting Committee held 4 meetings during the fiscal year ended December 31, 2003.



      The Board has established an Investment Review Committee that will monitor the investment performance of the Fund and make recommendations to the Board with respect to the Fund. The Committee for the Fund currently consists of five Independent Trustees and one Trustee who is an "interested person" as defined in the 1940 Act: Dr. Gitenstein and Messrs. Doherty, McInerny, Wedermeyer, Patton and May. Mr. Wedermeyer serves as Chairman of this Committee. The Investment Review Committee for the Fund held 4 meetings during the fiscal year ended December 31, 2003.



      The Board has established a Qualified Legal Compliance Committee that will receive, retain, consider and act upon reports of evidence of possible material violations of applicable United States federal and state securities laws, breaches of fiduciary duty arising under United States federal or state law and similar violations of any applicable United States federal or state law. The Committee currently consists of four Independent Trustees and one Trustee who is an "interested person" as defined in the 1940 Act: Messrs. Patton, May, Earley, Turner and Wedemeyer. The Qualified Legal Compliance Committee is new and therefore did not hold any meetings during the fiscal year ended December 31, 2003.

TRUSTEE OWNERSHIP OF SECURITIES

SHARE OWNERSHIP POLICY


      In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for the Independent Trustees to own, beneficially, shares of one or more of the funds managed by ING at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.


      Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy.


      Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2003.


                                                               AGGREGATE DOLLAR RANGE OF
                                                                EQUITY SECURITIES IN ALL
                                                                 REGISTERED INVESTMENT
                                    DOLLAR RANGE OF EQUITY       COMPANIES OVERSEEN BY
                                   SECURITIES IN FUND AS OF       TRUSTEE IN FAMILY OF
               NAME OF TRUSTEE         DECEMBER 31, 2003          INVESTMENT COMPANIES
               ---------------         -----------------          --------------------

      INDEPENDENT TRUSTEES
      Paul S. Doherty
      J. Michael Earley
      R. Barbara Gitenstein
      Walter H. May
      Jock Patton
      David W. C. Putnam
      Blaine E. Rieke
      Roger B. Vincent
      Richard A. Wedemeyer
      TRUSTEES WHO ARE
      "INTERESTED PERSONS"
      Thomas J. McInerney
      John G. Turner

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES


      Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Fund's Investment Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Adviser or principal underwriter of the Fund (not including registered investment companies) as of December 31, 2003.




                             NAME OF
                            OWNERS
                              AND                                         VALUE
                          RELATIONSHIP                   TITLE OF          OF          PERCENTAGE
NAME OF TRUSTEE           TO TRUSTEE     COMPANY           CLASS       SECURITIES      OF CLASS
---------------           ----------     -------           -----       ----------      --------
PAUL S. DOHERTY
J. MICHAEL EARLEY
R. BARBARA GITENSTEIN
WALTER H. MAY
JOCK PATTON
DAVID W. C. PUTNAM
BLAINE E. RIEKE
ROGER B. VINCENT
RICHARD A. WEDEMEYER





COMPENSATION OF TRUSTEES


      The Fund pays each Trustee who is not an interested person a pro rata share as described below of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in person meeting of the Board; (iii) $2,000 per attendance of any committee meeting (Chairpersons receive an additional $1,000 for each committee meeting); (iv) $2,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund is based on the average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser or its affiliates for which the Trustees serve in common as Trustees.



      The following table sets forth information provided by the Fund's Investment Adviser regarding compensation of Trustees by the Fund and other funds managed by ING Investments and its affiliates for the fiscal year ended December 31, 2003. Officers of the Fund and Trustees who are interested persons of the Fund do not receive any compensation from the Fund or any other funds managed by ING Investments. In the column headed "Total Compensation From Registrant and Fund Complex Paid to Trustees," the number in parentheses indicates the total number of boards in the fund complex on which the Trustees served during that fiscal year.

                               COMPENSATION TABLE

                                                             PENSION OR                          TOTAL COMPENSATION FROM
                                                         RETIREMENT BENEFITS   ESTIMATED ANNUAL     REGISTRANT AND FUND
                              AGGREGATE COMPENSATION    ACCRUED AS PART OF      BENEFITS UPON         COMPLEX PAID TO
 NAME OF PERSON, POSITION         FROM THE FUND           FUND EXPENSES         RETIREMENT(1)           TRUSTEES(2)
 ------------------------         -------------           -------------         -------------           -----------
Paul S. Doherty
Trustee

J. Michael Earley
Trustee

Barbara Gitenstein
Trustee

Alan S. Gosule(3)
Trustee

Walter H. May
Trustee

Thomas J. McInerney(4)
Trustee

Jock Patton
Trustee

David W.C. Putnam
Trustee

Blaine E. Rieke
Trustee

                                                             PENSION OR                          TOTAL COMPENSATION FROM
                                                         RETIREMENT BENEFITS   ESTIMATED ANNUAL     REGISTRANT AND FUND
                              AGGREGATE COMPENSATION    ACCRUED AS PART OF      BENEFITS UPON         COMPLEX PAID TO
 NAME OF PERSON, POSITION         FROM THE FUND           FUND EXPENSES         RETIREMENT(1)           TRUSTEES(2)
 ------------------------         -------------           -------------         -------------           -----------

John G. Turner(4)
Trustee

Roger Vincent
Trustee

Richard A. Wedemeyer
Trustee

R. Glenn Hilliard(5)



1) The ING Funds have adopted a retirement policy under which a Director/Trustee who has served as an Independent Director/Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation paid to the Independent Director/Trustee for one year of service.



2) Represents compensation from 116 funds (total in complex as of December 31, 2003).



3) Resigned as a Trustee effective December 28, 2001. Mr. Gosule is a partner at Clifford Chance Rogers and Wells LLP, which has provided legal services to certain ING Funds. Mr. Gosule was paid $132,500 upon his retirement pursuant to a retirement policy adopted by the ING Funds. Mr. Gosule satisfied the criteria for such payment (which was equal to twice the compensation normally paid to him for one year of service) since he served as and Independent Trustee for certain ING Funds for 5 years prior to his resignation.



4) "Interested persons," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of the Investment Adviser and the Distributor.



5)    Resigned as a Trustee effective April 30, 2003.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


      The Investment Management Agreement and the Sub-Advisory Agreement authorizes the Investment Adviser or Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. Pursuant to the Investment Management Agreement or the Sub-Advisory Agreement, the Investment Adviser or Sub-Adviser determines, subject to the instructions of and review by the Board, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transaction of the Fund.



      Subject to policies established by the Fund's Board, the Investment Adviser is responsible for the execution of the Fund's portfolio transactions and the selection of brokers/dealers that execute such transactions on behalf of the Fund. The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with this policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and such other policies as the Trustees may determine, ING Investments may consider sales of shares of the Fund and of the other funds managed by ING Investments (the "ING Funds") as a factor in the selection of broker/dealers to execute the Fund's portfolio transactions.



      Consistent with the interests of the Fund, the Investment Adviser or Sub-Adviser may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Investment Adviser for its use in managing the Fund and its other advisory accounts so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934 are met.
Section 28(e) of the Securities Exchange Act of 1934 was adopted in 1975 and specifies that a person with investment discretion shall not be deemed to have acted unlawfully or to have breached a fiduciary duty solely because such person has caused the account to pay higher commissions than the lowest available under certain circumstances, provided that the person so exercising investment discretion makes a good faith determination that the amount of commissions paid was reasonable in relation to the value of the brokerage and research services provided are viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Investment Adviser or Sub-Adviser under the Investment Management Agreement or Sub-Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Investment Adviser or Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Investment Adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.


      Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services (soft dollars) might exceed commissions that would be payable for execution services alone. Nor generally can the value of research services to the Fund be measured. Research services furnished might be useful and of value to ING Investments or the Sub-Adviser and their affiliates, in serving other clients as well as the Fund. On the other hand, any research services obtained by ING Investments or the Sub-Adviser or their affiliates from the placement of portfolio brokerage of other clients might be useful and of value to ING Investments or the Sub-Adviser in carrying out its obligations to the Fund.



      Investment decisions for the Fund and for other investment accounts managed by the Investment Adviser or Sub-Adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Investment Adviser or Sub-Adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



      The Fund anticipates that brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. Fixed commissions of foreign stock exchange transactions are generally higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States.



      The Fund engages in portfolio trading when the Investment Adviser or Sub-Adviser concludes that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.



      The brokerage commissions paid by the Fund and the Fund's portfolio turnover rate for the last three fiscal years are as follows: For 2001, the Fund's portfolio turnover rate was 85% and the Fund paid $80,092 in broker commissions and of that amount $24,498 was paid for with soft dollars. For 2002, the Fund's portfolio turnover rate was 80% and the Fund paid $121,270 in broker commissions and of that amount $22,357 was paid for with soft dollars. For 2003, the Fund's portfolio turnover rate was ____% and the Fund paid $____ in brokerage commissions and of that amount, $_____ was paid for with soft dollars.

                             CAPITAL STOCK STRUCTURE

      Individual variable annuity contract holders and variable life insurance policy holders are not shareholders of the Fund. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy. Shares of the Fund are not offered directly to the general public.

DIVIDENDS, DISTRIBUTIONS, VOTING, PREEMPTIVE AND REDEMPTION RIGHTS

      Shareholders of the Fund are given voting rights. Each share of the Fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. Participating Insurance Companies provide variable annuity contract holders and policy holders the right to direct the voting of Fund shares at shareholder meetings to the extent required by law. See the Separate Account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights.


      Massachusetts business trust law does not require the Fund to hold annual shareholder meetings, although special meetings may be held for the Fund, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. A shareholders' meeting will be held after the Fund begins operations for the purpose of electing the initial Board to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Fund. In addition, the holders of not less than two-thirds of the outstanding shares or other voting interests of the Fund may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as trustee, if requested in writing to do so by the holders of a person serving as trustee, or if requested in writing to do so by the holders of not less than 10% of the outstanding shares of other voting interests of the Fund. The Fund is required to assist in shareholders' communications. In accordance with current laws, an insurance company issuing a variable life insurance or annuity contract that participates in the Fund will request voting instructions from contract holders and policy holders and will vote shares or other voting interest in the Separate Account in proportion to the voting instructions received.



SHAREHOLDER AND TRUSTEE RESPONSIBILITY



      Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

      Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by the 1940 Act and the rules and regulations thereunder.




                                 NET ASSET VALUE


   As noted in the Prospectus, the net asset value ("NAV") and offering price of the Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


   Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. See "How Shares are Priced" in the Information For Investors section of the Prospectus. The long-term debt obligations held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

   Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

   The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Fund's valuation). Foreign securities markets may close before the Fund determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of a Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund.


   If a significant event which is likely to impact the value of one or more foreign securities held by the Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its NAV. The Board has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time the Fund calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Funds is not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund's NAV.


   Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

   Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

   The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

   Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

                                   TAX MATTERS


      The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in the Fund by the separate accounts of life insurance companies for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of the Fund as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code") and the application of the diversification rules under section 817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United States. This summary is based on the Code, United States Treasury regulations thereunder (the "Treasury Regulations") and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, possibly on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Fund.



      The Fund intends to qualify to be taxed as a "RIC" under the provisions of Subchapter M of the Code. If the Fund qualifies as a "RIC" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.



      To qualify to be taxed as a RIC, the Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies;
(b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

      Generally, in order to avoid a 4% nondeductible excise tax, the Fund must distribute to its shareholders during the calendar year the following amounts:

      - 98% of the Portfolio's ordinary income for the calendar year;

      - 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

      - any undistributed ordinary income or capital gain net income for the prior year.


      The excise tax generally is inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Fund believes that it is not subject to the excise tax, the Fund intends to make the distributions required to avoid the imposition of such a tax.


      The Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by the Fund to both qualify as a RIC and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the Fund to qualify as a RIC would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.


      The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

      In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Fund will not have to change its investment objective or investment policies. A Fund's investment objective and the investment policies of the Fund may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

      The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

      For information concerning the federal income tax consequences to the holders of a Contract or Policy, such holders should consult the prospectuses for their particular Contract or Policy.

                             PERFORMANCE CALCULATION

      For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, rules promulgated by the SEC, a fund's advertising performance must include total return quotations calculated according to the following formula:

              P(1 + T)(to the power of n) =   ERV
      Where:                            P =   a hypothetical initial payment of
                                        T =   average annual total return
                                        n =   number of years (1,5 or 10)

                     ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5, or 10 year period, at the end of such period (or fractional portion thereof).




      Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods of the Fund's existence or such shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or T in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.

      The Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the Fund's total return, the Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in advertising than the information prescribed under Item 21 of Form N-1A.

      The Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services, which monitor the performance of mutual funds. The Fund may also advertise mutual fund performance rankings, which have been assigned to it by such monitoring services.


      Pursuant to the SEC calculation, the Fund's average total rate of return for the one, five and ten year period ended December 31, 2003 was ____%, ____% and ____%, respectively.



                                OTHER INFORMATION

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


      As of March 31, 2004, the Trustees and officers as a group owned of record and beneficially less than __% of any class of the Fund's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Fund, except as set forth below. Unless otherwise indicated below, the Fund has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of shareholders.







                                                  CLASS OF    PERCENTAGE    PERCENTAGE
             ADDRESS                              OWNERSHIP    OF CLASS      OF FUND
             -------                              ---------    --------      -------




      * May be deemed to be a control person.



      ** Beneficial Owner



                             REPORTS TO SHAREHOLDERS



      The fiscal year of the Trust ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.


                                 CODE OF ETHICS


      The Fund, the Investment Adviser, and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, Officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with the Fund's Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Adviser has adopted its own Code of Ethics to govern the personal trading activities of its personnel.


                                 TRANSFER AGENT

      DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141-6368, has been retained to act as the Fund's transfer agent and dividend disbursing agent.

                                    CUSTODIAN


      Effective October 6, 2003, The Bank of New York, One Wall Street, New York, New York 10286, has been retained to act as custodian for the Fund's portfolio securities including those to he held by foreign banks and foreign securities depositories that qualify as eligible foreign custodians under the rules adopted by the SEC and for the Fund's domestic securities and other assets.


                        COUNSEL AND INDEPENDENT AUDITORS

      Dechert LLP, 1775 I Street, NW, Washington, D.C. 20006, will pass upon legal matters for the Fund in connection with the offering of its shares. KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, has been selected as independent auditors for the Fund for the fiscal year ending December 31, 2003.

                              FINANCIAL STATEMENTS


      The Financial Statements and the independent auditors' reports thereon, appearing in the Fund's Annual Report for the period ending December 31, 2003, are incorporated by reference in this Statement of Additional Information. The Fund's Annual and Semi-Annual Reports may be obtained without charge by contacting ING Funds at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.



                             REGISTRATION STATEMENT



      A registration statement has been filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto that the Trust has filed with the Securities and Exchange Commission, Washington, D.C., to all of which reference is hereby made.

                                   APPENDIX A

                       ---------------------------------

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003

                       ---------------------------------




I. INTRODUCTION



      The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Board of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.



---------------------

(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

II. VALUATION AND PROXY VOTING COMMITTEE

      The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III. DELEGATION OF VOTING RESPONSIBILITY

      The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

      When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

      When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.

IV. APPROVAL AND REVIEW OF PROCEDURES

      Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit
2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V. VOTING PROCEDURES AND GUIDELINES

      THE GUIDELINES WHICH ARE SET FORTH IN EXHIBIT 3 HERETO SPECIFY THE MANNER IN WHICH THE FUNDS GENERALLY WILL VOTE WITH RESPECT TO THE PROPOSALS DISCUSSED THEREIN.

      A. Routine Matters

            The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

      B. Matters Requiring Case-by-Case Consideration

            The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

            Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

            The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1.    Votes in Accordance with Agent Recommendation

                  In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

            2.    Non-Votes

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

                  If the Proxy Group recommends that a Fund vote contrary to the
            Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).

                  If Counsel determines that a conflict of interest appears to exist with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).

                  If Counsel determines that there does not appear to be a
            conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.    Referrals to a Fund's Valuation and Proxy Voting Committee

                  A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                  The Proxy Coordinator will maintain a record of all proxy
            questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI. CONFLICTS OF INTEREST

      In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the

Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.

VII. REPORTING AND RECORD RETENTION

      Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST

                                 ING FUNDS TRUST

                           ING INVESTMENT FUNDS, INC.

                               ING INVESTORS TRUST

                               ING MAYFLOWER TRUST

                                ING MUTUAL FUNDS

                              ING PRIME RATE TRUST

                             ING SENIOR INCOME FUND

                          ING VARIABLE INSURANCE TRUST

                           ING VARIABLE PRODUCTS TRUST

                       ING VP EMERGING MARKETS FUND, INC.

                         ING VP NATURAL RESOURCES TRUST

                               USLICO SERIES FUND

Effective as of July 10, 2003

                                    EXHIBIT 2

                                     TO THE

                                    ING FUNDS

                             PROXY VOTING PROCEDURES


                              ING INVESTMENTS, LLC,

                             DIRECTED SERVICES, INC.

                                       AND

                     ING LIFE INSURANCE AND ANNUITY COMPANY

                       ---------------------------------

                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 17, 2003

                       ---------------------------------

I. INTRODUCTION

      ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

      The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

      In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

      The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

      Unless otherwise noted, proxies will be voted in all instances.

II. ROLES AND RESPONSIBILITIES

      A. Proxy Coordinator

            The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the Proxy Coordinator will call a meeting of the Proxy Group.

      B. Agent

            An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

            The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.

            The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

      C. Proxy Group

            The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

            A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

            A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.

            For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.

            If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.

      D. Investment Professionals

            The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III. VOTING PROCEDURES

      A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

      B.    Routine Matters

                  The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.

      C.    Matters Requiring Case-by-Case Consideration

                  The Agent shall be directed to refer proxy proposals
            accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

                  Upon receipt of a referral from the Agent, the Proxy
            Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

                  The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

                        1. Votes in Accordance with Agent Recommendation

                  In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

                        2. Non-Votes

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                        3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

                  If the Proxy Group recommends that a Fund vote contrary to the
            Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                        4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV. CONFLICTS OF INTEREST

      In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.

      For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

      The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V. REPORTING AND RECORD RETENTION

      The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1

                                     TO THE

                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

      NAME                                                  TITLE OR AFFILIATION
Stanley D. Vyner          Chief Investment Risk Officer and Executive Vice President of ING Investments, LLC
Karla J. Bos              Acting Proxy Coordinator
Kimberly A. Anderson      Senior Vice President and Assistant Secretary, of ING Investments, LLC
Maria Anderson            Assistant Vice President - Manager Fund Compliance of ING Funds Services, LLC
Michael J. Roland         Executive Vice President and Chief Financial Officer of ING Investments, LLC
J. David Greenwald        Vice President - Fund Compliance of ING Fund Services, LLC
Todd Modic                Vice President of Financial Reporting - Fund Accounting of ING Funds Services, LLC
Megan L. Dunphy, Esq.     Counsel, ING Americas US Legal Services
Theresa K. Kelety, Esq.   Counsel, ING Americas US Legal Services

      Effective as of November 17, 2003

                                    EXHIBIT 3

                                     TO THE

                        ING FUNDS PROXY VOTING PROCEDURES

                        --------------------------------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003

                        --------------------------------

I. INTRODUCTION

      The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.

      Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

      The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

      A. GUIDELINES

            The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in Global Proxies.

            In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

1.    THE BOARD OF DIRECTORS

      Voting on Director Nominees in Uncontested Elections

      Votes on director nominees should be made on a CASE-BY-CASE basis.

      SEPARATING CHAIRMAN AND CEO

      Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.

      Proposals Seeking a Majority of Independent Directors

      Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

      Stock Ownership Requirements

      Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

      Term of Office

      Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

      Age Limits

      Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

      Director and Officer Indemnification and Liability Protection

      Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

      (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

      (2) Only if the director's legal expenses would be covered.

2.    PROXY CONTESTS

      Voting for Director Nominees in Contested Elections

      Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

      REIMBURSE PROXY SOLICITATION EXPENSES

      Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.    AUDITORS

      RATIFYING AUDITORS

      Generally, vote FOR proposals to ratify auditors.

      Non-Audit Services

      Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.

      AUDITOR INDEPENDENCE

            Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

      AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS)

      Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.    PROXY CONTEST DEFENSES

      Board Structure: Staggered vs. Annual Elections

      Generally, vote AGAINST proposals to classify the board.

      Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

      Shareholder Ability to Remove Directors

      Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

      Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

      Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

      Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

      Cumulative Voting

      Generally, vote AGAINST proposals to eliminate cumulative voting.

      Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

      Shareholder Ability to Call Special Meetings

      Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

      Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

      SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

      Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

      Shareholder Ability to Alter the Size of the Board

      Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

      Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.    TENDER OFFER DEFENSES

      Poison Pills

      Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

      Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

      Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

      FAIR PRICE PROVISIONS

      Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

      Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

      Greenmail

      Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

      Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

      Pale Greenmail

      Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

      Unequal Voting Rights

      Generally, vote AGAINST dual-class exchange offers.

      Generally, vote AGAINST dual-class recapitalizations.

      Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

      Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

      Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

      SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

      Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

      White Squire Placements

      Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.    MISCELLANEOUS GOVERNANCE PROVISIONS

      CONFIDENTIAL VOTING

      Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

- In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

-     If the dissidents agree, the policy remains in place.

-     If the dissidents do not agree, the confidential voting policy is waived.

      Generally, vote FOR management proposals to adopt confidential voting.

      Equal Access

      Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

      Bundled Proposals

      Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

      Shareholder Advisory Committees

      Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

7.    CAPITAL STRUCTURE

      Common Stock Authorization

      Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

      Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

      Stock Distributions: Splits and Dividends

      Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

      Reverse Stock Splits

      Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

      PREFERRED STOCK

      Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

      Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

      Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

      Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

      Shareholder Proposals Regarding Blank Check Preferred Stock

      Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

      Adjustments to Par Value of Common Stock

      Generally, vote FOR management proposals to reduce the par value of common stock.

      Preemptive Rights

      Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

      Debt Restructurings

      Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

      SHARE REPURCHASE PROGRAMS

      Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

      Tracking Stock

      Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

      Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

      Management Proposals Seeking Approval to Reprice Options

      Generally, vote AGAINST management proposals seeking approval to reprice options.

      DIRECTOR COMPENSATION

      Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

      Employee Stock Purchase Plans

      Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

      OBRA-Related Compensation Proposals:

            AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

            Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

            AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

            Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

            AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

            Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

            APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

            Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

      SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

      Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

      Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

      GOLDEN AND TIN PARACHUTES

      Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

      Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

      EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

      Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

      401(K) EMPLOYEE BENEFIT PLANS

      Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

      EXPENSING OF STOCK OPTIONS

      Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.

9.    STATE OF INCORPORATION

      VOTING ON STATE TAKEOVER STATUTES

      Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

      VOTING ON REINCORPORATION PROPOSALS

      Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

10.   MERGERS AND CORPORATE RESTRUCTURINGS

      MERGERS AND ACQUISITIONS

      Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

      CORPORATE RESTRUCTURING

      Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

      SPINOFFS

      Votes on spinoffs should be considered on a CASE-BY-CASE basis.

      ASSET SALES

      Votes on asset sales should be made on a CASE-BY-CASE basis.

      LIQUIDATIONS

      Votes on liquidations should be made on a CASE-BY-CASE basis.

      ADJOURNMENT

      Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

      APPRAISAL RIGHTS

      Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

      CHANGING CORPORATE NAME

      Generally, vote FOR changing the corporate name.

11.   MUTUAL FUND PROXIES

      ELECTION OF DIRECTORS

      Vote the election of directors on a CASE-BY-CASE basis.

      CONVERTING CLOSED-END FUND TO OPEN-END FUND

      Vote conversion proposals on a CASE-BY-CASE basis.

      PROXY CONTESTS

      Vote proxy contests on a CASE-BY-CASE basis.

      INVESTMENT ADVISORY AGREEMENTS

      Vote the investment advisory agreements on a CASE-BY-CASE basis.

      APPROVING NEW CLASSES OR SERIES OF SHARES

      Generally, vote FOR the establishment of new classes or series of shares.

      PREFERRED STOCK PROPOSALS

      Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

      1940 ACT POLICIES

      Vote these proposals on a CASE-BY-CASE basis.

      CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

      Vote these proposals on a CASE-BY-CASE basis.

      CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

      Generally, vote AGAINST proposals to change a fund's fundamental investment objective to non-fundamental.

      NAME RULE PROPOSALS

      Vote these proposals on a CASE-BY-CASE basis.

      DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

      Vote these proposals on a CASE-BY-CASE basis.

      CHANGES TO THE CHARTER DOCUMENT

      Vote changes to the charter document on a CASE-BY-CASE basis.

      CHANGING THE DOMICILE OF A FUND

      Vote reincorporations on a CASE-BY-CASE basis.

      CHANGE IN FUND'S SUBCLASSIFICATION

      Vote these proposals on a CASE-BY-CASE basis.

      AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

      Generally, vote FOR these proposals.

      DISTRIBUTION AGREEMENTS

      Vote these proposals on a CASE-BY-CASE basis.

      MASTER-FEEDER STRUCTURE

      Generally, vote FOR the establishment of a master-feeder structure.

      CHANGES TO THE CHARTER DOCUMENT

      Vote changes to the charter document on a CASE-BY-CASE basis.

      MERGERS

      Vote merger proposals on a CASE-BY-CASE basis.

      ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

      Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

      REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

      Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

      TERMINATE THE INVESTMENT ADVISOR

      Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.   SOCIAL AND ENVIRONMENTAL ISSUES

      These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

      In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

13.   GLOBAL PROXIES

      While a number of the foregoing Guidelines may be applied to both U.S. and global proxies, the following provide for the differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

      Routine Management Proposals

      Generally, vote FOR the following and other similar routine management proposals:

-     the opening of the shareholder meeting

-     that the meeting has been convened under local regulatory requirements

-     the presence of quorum

-     the agenda for the shareholder meeting

-     the election of the chair of the meeting

-     the appointment of shareholders to co-sign the minutes of the meeting

-     regulatory filings (e.g., to effect approved share issuances)

- the designation of inspector or shareholder representative(s) of minutes of meeting

-     the designation of two shareholders to approve and sign minutes of meeting

-     the allowance of questions

-     the publication of minutes

-     the closing of the shareholder meeting

      Discharge of Management/Supervisory Board Members

      Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

      Director Remuneration

      CONSIDER DIRECTOR COMPENSATION PLANS ON A CASE-BY-CASE BASIS. GENERALLY, VOTE FOR PROPOSALS TO APPROVE THE REMUNERATION OF DIRECTORS AS LONG AS THE AMOUNT IS NOT EXCESSIVE AND THERE IS NO EVIDENCE OF ABUSE.

      Approval of Financial Statements and Director and Auditor Reports

      Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

      Remuneration of Auditors

      GENERALLY, VOTE FOR PROPOSALS TO AUTHORIZE THE BOARD TO DETERMINE THE REMUNERATION OF AUDITORS, UNLESS THERE IS EVIDENCE OF EXCESSIVE COMPENSATION RELATIVE TO THE SIZE AND NATURE OF THE COMPANY.

      Indemnification of Auditors

      GENERALLY, VOTE AGAINST PROPOSALS TO INDEMNIFY AUDITORS.

      Allocation of Income and Dividends

      Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

      Stock (Scrip) Dividend Alternatives

      Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

      Debt Issuance Requests

      When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

      Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

      Financing Plans

      Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

      Related Party Transactions

      Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

      Capitalization of Reserves

      Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

      Article Amendments

      Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

      Generally, vote FOR an article amendment if:

      -     it is editorial in nature;

      -     shareholder rights are protected;

      -     there is negligible or positive impact on shareholder value;

      -     management provides adequate reasons for the amendments; and

      -     the company is required to do so by law (if applicable).

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a)     (1)   Amended and Restated Declaration of Trust dated July 26, 2000 -
              Filed herein.

        (2) Certificate of Amendment of Declaration of Trust effective April 30, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant's Form N-1A Registration Statement on April 26, 2001 and incorporated herein by reference.

        (3) Certificate of Amendment of Declaration of Trust effective May 1, 2002 - Filed herein.

(b) Amended and Restated By-Laws of Lexington Natural Resources Trust dated July 26, 2000 - Filed herein.

(c) Rights of Holders - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on April 24, 1998 and incorporated herein by reference.

(d)     (1)   Investment Management Agreement between Lexington Natural
              Resources Trust and Pilgrim Investments, Inc. - Filed as an
              Exhibit to Post-Effective Amendment No. 14 to Registrant's Form
              N-1A Registration Statement on April 26, 2001 and incorporated herein by reference.

        (2) Sub-Advisory Agreement between ING VP Natural Resources Trust and Aeltus Investment Management, Inc. dated August 1, 2003 - Filed herein.

                  (i) First Amendment to the Sub-Advisory Agreement between ING VP Natural Resources Trust and Aeltus Investment Management, Inc. dated as of September 1, 2003 - Filed herein.

        (3) Restated Expense Limitation Agreement between ING VP Natural Resources Trust and ING Investments, LLC dated August 1, 2003 - Filed herein.

(e) Distribution Agreement between Lexington Natural Resources Trust and Pilgrim Securities, Inc. dated September 1, 2000 - Filed herein.

(f) Retirement Plan for Eligible Trustees - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on April 24, 1998 and incorporated herein by reference.

(g)     (1)   Custody Agreement between each entity listed in Exhibit A and The
              Bank of New York dated January 6, 2003 - Filed herein.

                  (i) Amended Exhibit A to the Custody Agreement with The Bank of New York dated as of November 5, 2003 - Filed herein.

        (2) Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed herein.

                  (i) Amended Exhibit A to the Foreign Custody Manager Agreement with The Bank of New York dated as of November 5, 2003 - Filed herein.

                  (ii) Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York dated as of June 6, 2003 - Filed herein.

(h)     (1)   Transfer Agency and Service Agreement between Lexington Natural
              Resources Trust and State Street Bank & Trust Company - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Form
              N-1A Registration Statement on April 18, 1996 and incorporated herein by reference.

        (2) Administration Agreement between Lexington Natural Resources Trust and Pilgrim Group, Inc. dated July 26, 2000 - Filed herein.

                  (i) Amendment to Administration Agreement between Pilgrim Natural Resources Trust and ING Pilgrim Group, Inc. dated November 2, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 16 to Registrant's Form N-1A Registration Statement on April 18, 2002 and incorporated herein by reference.

                  (ii) Amended and Restated Schedule A to the Amended Administration Agreement between ING VP Natural Resources Trust and ING Funds Services, LLC - Filed herein.

        (3) Fund Accounting Agreement with between each entity listed in Exhibit A and The Bank of New York dated January 6, 2003 - Filed herein.

                  (i) Amended Exhibit A to the Fund Accounting Agreement between each entity listed on Exhibit A and The Bank of New York dated November 5, 2003 - Filed herein.

        (4)   Agency Agreement dated November 30, 2000 - Filed herein.

                  (i) Amended and Restated Exhibit A to the Agency Agreement dated as of October 1, 2003 - Filed herein.

(i) Opinion of Counsel as to Legality of Securities being registered - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on April 24, 1998 and incorporated herein by reference.

(j)     (1)   Consent of Dechert LLP - To be filed by subsequent Post-Effective
              Amendment.

        (2) Consent of KPMG LLP - To be filed by subsequent Post-Effective Amendment.

(k)           N/A

(l)           N/A

(m)           N/A

(n)           N/A


(o)           N/A


(p)     (1)   ING Funds and Advisers Code of Ethics - Filed herein.

        (2) Aeltus Investment Management, Inc. Code of Ethics dated September 3, 2002 - Filed herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See "Management of the Fund" in the Prospectus and Statement of Additional Information.

ITEM 25. INDEMNIFICATION

Under the terms of the General Laws of the State of Massachusetts and the Trust's Restated Declaration of Trust, the Trust shall indemnify each of its Trustees to receive such indemnification (including those who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise), against all liabilities and expenses, including amounts paid in satisfaction of judgements, in compromise of fines and penalties, and counsel fees, reasonably incurred by him in connection with the defense or disposition of any action, suit or ether proceeding by the Trust or any other person, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been, such a Trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith or with willful misfeasance or reckless disregard of duties or gross negligence; provided, however, that as to any matter disposed of by a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent, decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent counsel approved by the Trustees to the effect that if the foregoing matter had been adjudicated they would likely have been adjudicated in favor of such Trustee, officer, employee or agent. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he may lawfully be titled; provided, however, that no Trustee, officer, employee or agent may satisfy any right of indemnity or reimbursement granted herein or to which he may otherwise be entitled except out of Trust Property, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under the Declaration of Trust, provided that the indemnified Trustee, officer, employee or agent shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is entitled to such indemnification.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

Information as to the directors and officers of the ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the ING Investments, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Information as to the directors and officers of Aeltus Investment Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus Investment Management, Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-09046) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

       (a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

       (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officer of the Distributor in the last two years, is included in its application for registration as a broker-dealer on From BD (File No. 8-48020) filed under the Securities and Exchange Act of 1934 and is incorporated herein by reference thereto.

       (c) N/A

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The Bank of New York at 100 Church Street, 10th Floor, New York, NY 10286 maintains records as Custodian and Fund Accounting Agent for the Registrant.

         Examples of records maintained by The Bank of New York include:

         (i) Receipts and delivery of securities including certificate numbers;

         (ii) Receipts and disbursement of cash;

         (iii) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.

         (iv) Shareholder Records

         All other records required by item 30(a) are maintained at the office of the Administrator, 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258 and the office of the Sub-Adviser.

         The address of the Sub-Adviser is as follows:

         Aeltus Investment Management, Inc., 10 State House Square, Hartford, Connecticut 06103-3602.

ITEM 29. MANAGEMENT SERVICES

       N/A

ITEM 30. UNDERTAKINGS

       None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 11th day of February, 2004.

                                                  ING VP NATURAL RESOURCES TRUST

                                                    By: /s/ Huey P. Falgout, Jr.
                                                    ----------------------------
                                                            Huey P. Falgout, Jr.
                                                                       Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the following capacities and on the date indicated.

       SIGNATURE                   TITLE                        DATE
____________________     Trustee and Chairman            February 11, 2004
John G. Turner

____________________     President, Chief Executive      February 11, 2004
James M. Hennessy        Officer and Chief
                         Operating Officer

____________________     Executive Vice President,       February 11, 2004
Michael J. Roland        Assistant Secretary and
                         Principal Financial Officer

____________________     Trustee                         February 11, 2004
Paul S. Doherty

____________________     Trustee                         February 11, 2004
J. Michael Earley

____________________     Trustee                         February 11, 2004
Barbara Gitenstein

____________________     Trustee                         February 11, 2004
R. Glenn Hilliard

____________________     Trustee                         February 11, 2004
Walter H. May, Jr.

____________________     Trustee                         February 11, 2004
Thomas J. McInerney

____________________     Trustee                         February 11, 2004
Jock Patton

____________________     Trustee                         February 11, 2004
David W.C. Putnam

____________________     Trustee                         February 11, 2004
Blaine E. Reike

____________________     Trustee                         February 11, 2004
Roger B. Vincent

____________________     Trustee                         February 11, 2004
Richard A. Wedemeyer

*By: /s/ Huey P. Falgout, Jr.
-----------------------------
      Huey P. Falgout, Jr.
      Attorney-in-Fact**

** Powers of Attorney for James M. Hennessy, Michael J. Roland and each Trustee are filed herein.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:


REGISTRANT                                1933 ACT SEC FILING #      1940 ACT SEC FILING #
ING Investors Trust                       33-23512                   811-5629
ING Equity Trust                          333-56881                  811-8817
ING Funds Trust                           333-59745                  811-8895
ING Investment Funds, Inc.                002-34552                  811-1939
ING Mayflower Trust                       33-67852                   811-7978
ING Mutual Funds                          33-56094                   811-7428
ING Variable Insurance Trust              333-83071                  811-9477
ING Variable Products Trust               33-73140                   811-8220
ING VP Emerging Markets Fund, Inc.        33-73520                   811-8250
ING VP Natural Resources Trust            33-26116                   811-5710
USLICO Series Fund                        33-20957                   811-05451
ING Prime Rate Trust                      333-68239 ($5 mil)         811-5410
                                          333-61831 ($25 mil)        811-5410
ING Senior Income Fund                    333-54910                  811-10223


I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.

/s/ Roger B.Vincent
----------------------------------
Roger B.Vincent, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                   1933 ACT SEC FILING #                     1940 ACT SEC FILING #
ING Investors Trust                          33-23512                                  811-5629
ING Equity Trust                             333-56881                                 811-8817
ING Funds Trust                              333-59745                                 811-8895
ING Investment Funds, Inc.                   002-34552                                 811-1939
ING Mayflower Trust                          33-67852                                  811-7978
ING Mutual Funds                             33-56094                                  811-7428
ING Variable Insurance Trust                 333-83071                                 811-9477
ING Variable Products Trust                  33-73140                                  811-8220
ING VP Emerging Markets Fund, Inc.           33-73520                                  811-8250
ING VP Natural Resources Trust               33-26116                                  811-5710
USLICO Series Fund                           33-20957                                  811-05451
ING Prime Rate Trust                         333-68239 ($5 mil)                        811-5410
                                             333-61831 ($25 mil)                       811-5410
ING Senior Income Fund                       333-54910                                 811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.

/s/ Paul S. Doherty
---------------------------------
Paul S. Doherty, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                  1933 ACT SEC FILING #             1940 ACT SEC FILING #
ING Investors Trust                         33-23512                          811-5629
ING Equity Trust                            333-56881                         811-8817
ING Funds Trust                             333-59745                         811-8895
ING Investment Funds, Inc.                  002-34552                         811-1939
ING Mayflower Trust                         33-67852                          811-7978
ING Mutual Funds                            33-56094                          811-7428
ING Variable Insurance Trust                333-83071                         811-9477
ING Variable Products Trust                 33-73140                          811-8220
ING VP Emerging Markets Fund, Inc.          33-73520                          811-8250
ING VP Natural Resources Trust              33-26116                          811-5710
USLICO Series Fund                          33-20957                          811-05451
ING Prime Rate Trust                        333-68239 ($5 MIL)                811-5410
                                            333-61831 ($25 MIL)               811-5410
ING Senior Income Fund                      333-54910                         811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.

/s/ Walter H. May
------------------------------
    Walter H. May, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                    1933 ACT SEC FILING #                      1940 ACT SEC FILING #
ING Investors Trust                           33-23512                                   811-5629
ING Equity Trust                              333-56881                                  811-8817
ING Funds Trust                               333-59745                                  811-8895
ING Investment Funds, Inc.                    002-34552                                  811-1939
ING Mayflower Trust                           33-67852                                   811-7978
ING Mutual Funds                              33-56094                                   811-7428
ING Variable Insurance Trust                  333-83071                                  811-9477
ING Variable Products Trust                   33-73140                                   811-8220
ING VP Emerging Markets Fund, Inc.            33-73520                                   811-8250
ING VP Natural Resources Trust                33-26116                                   811-5710
USLICO Series Fund                            33-20957                                   811-05451
ING Prime Rate Trust                          333-68239 ($5 mil)                         811-5410
                                              333-61831 ($25 mil)                        811-5410
ING Senior Income Fund                        333-54910                                  811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.

/s/ R. Barbara Gitenstein
------------------------------
    R. Barbara Gitenstein, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                     1933 ACT SEC FILING #                     1940 ACT SEC FILING #
ING Investors Trust                            33-23512                                  811-5629
ING Equity Trust                               333-56881                                 811-8817
ING Funds Trust                                333-59745                                 811-8895
ING Investment Funds, Inc.                     002-34552                                 811-1939
ING Mayflower Trust                            33-67852                                  811-7978
ING Mutual Funds                               33-56094                                  811-7428
ING Variable Insurance Trust                   333-83071                                 811-9477
ING Variable Products Trust                    33-73140                                  811-8220
ING VP Emerging Markets Fund, Inc.             33-73520                                  811-8250
ING VP Natural Resources Trust                 33-26116                                  811-5710
USLICO Series Fund                             33-20957                                  811-05451
ING Prime Rate Trust                           333-68239 ($5 mil)                        811-5410
                                               333-61831 ($25 mil)                       811-5410
ING Senior Income Fund                         333-54910                                 811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.


/s/ J. Michael Earley
---------------------------------
J. Michael Earley, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffiey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                        1933 ACT SEC FILING #                      1940 ACT SEC FILING #
ING Investors Trust                               33-23512                                   811-5629
ING Equity Trust                                  333-56881                                  811-8817
ING Funds Trust                                   333-59745                                  811-8895
ING Investment Funds, Inc.                        002-34552                                  811-1939
ING Mayflower Trust                               33-67852                                   811-7978
ING Mutual Funds                                  33-56094                                   811-7428
ING Variable Insurance Trust                      333-83071                                  811-9477
ING Variable Products Trust                       33-73140                                   811-8220
ING VP Emerging Markets Fund, Inc.                33-73520                                   811-8250
ING VP Natural Resources Trust                    33-26116                                   811-5710
USLICO Series Fund                                33-20957                                   811-05451
ING PRIME Rate Trust                              333-68239 ($5 mil)                         811-5410
                                                  333-61831 ($25 mil)                        811-5410
ING Senior Income Fund                            333-54910                                  811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.


/s/ Thomas J. McInerney
---------------------------
Thomas J. McInerney,Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                    1933 ACT SEC FILING #                      1940 ACT SEC FILING #
ING Investors Trust                           33-23512                                   811-5629
ING Equity Trust                              333-56881                                  811-8817
ING Funds Trust                               333-59745                                  811-8895
ING Investment Funds, Inc.                    002-34552                                  811-1939
ING Mayflower Trust                           33-67852                                   811-7978
ING Mutual Funds                              33-56094                                   811-7428
ING Variable Insurance Trust                  333-83071                                  811-9477
ING Variable Products Trust                   33-73140                                   811-8220
ING VP Emerging Markets Fund, Inc.            33-73520                                   811-8250
ING VP Natural Resources Trust                33-26116                                   811-5710
USLICO Series Fund                            33-20957                                   811-05451
ING Prime Rate Trust                          333-68239 ($5 mil)                         811-5410
                                              333-61831 ($25 mil)                        811-5410
ING Senior Income Fund                        333-54910                                  811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.


/s/ Jock Patton
---------------------------
Jock Patton, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                     1933 ACT SEC FILING #                       1940 ACT SEC FILING #
ING Investors Trust                            33-23512                                    811-5629
ING Equity Trust                               333-56881                                   811-8817
ING Funds Trust                                333-59745                                   811-8895
ING Investment Funds, Inc.                     002-34552                                   811-1939
ING Mayflower Trust                            33-67852                                    811-7978
ING Mutual Funds                               33-56094                                    811-7428
ING Variable Insurance Trust                   333-83071                                   811-9477
ING Variable Products Trust                    33-73 140                                   811-8220
ING VP Emerging Markets Fund, Inc.             33-73520                                    811-8250
ING VP Natural Resources Trust                 33-26116                                    811-5710
USLICO Series Fund                             33-20957                                    811-05451
ING Prime Rate Trust                           333-68239 ($5 mil)                          811-5410
                                               333-61831 ($25 mil)                         811-5410
ING Senior Income Fund                         333-54910                                   811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ David W.C. Putnam
---------------------------------
David W.C. Putnam, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffiey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                    1933 ACT SEC FILING #             1940 ACT SEC FILING #
ING Investors Trust                           33-23512                          811-5629
ING Equity Trust                              333-56881                         811-8817
ING Funds Trust                               333-59745                         811-8895
ING Investment Funds, Inc.                    002-34552                         811-1939
ING Mayflower Trust                           33-67852                          811-7978
ING Mutual Funds                              33-56094                          811-7428
ING Variable Insurance Trust                  333-83071                         811-9477
ING Variable Products Trust                   33-73140                          811-8220
ING VP Emerging Markets Fund, Inc.            33-73520                          811-8250
ING VP Natural Resources Trust                33-26116                          811-5710
USLICO Series Fund                            33-20957                          811-05451
ING Prime Rate Trust                          333-68239 ($5 mil)                811-5410
                                              333-61831 ($25 mil)               811-5410
ING Senior Income Fund                        333-54910                         811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.


/s/ Blaine E. Rieke
--------------------------------
Blaine E. Rieke, Director/Trustee

                                POWER OF ATTORNEY


I, the undersigned Chairman and Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



Registrant                                       1933 Act SEC Filing #                     1940 Act SEC Filing #
ING Investors Trust                              33-23512                                  811-5629
ING Equity Trust                                 333-56881                                 811-8817
ING Funds Trust                                  333-59745                                 811-8895
ING Investment Funds, Inc.                       002-34552                                 811-1939
ING Mayflower Trust                              33-67852                                  811-7978
ING Mutual Funds                                 33-56094                                  811-7428
ING Variable Insurance Trust                     333-83071                                 811-9477
ING Variable Products Trust                      33-73140                                  811-8220
ING VP Emerging Markets Fund, Inc.               33-73520                                  811-8250
ING VP Natural Resources Trust                   33-26116                                  811-5710
USLICO Series Fund                               33-20957                                  811-05451
ING Prime Rate Trust                             333-68239 ($5 MIL)                        811-5410
                                                 333-61831 ($25 MIL)                       811-5410
ING Senior Income Fund                           333-54910                                 811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ John G.Turner
------------------------------------------
John G.Turner, Chairman and Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                 1933 ACT SEC FILING #                1940 ACT SEC FILING #
ING Investors Trust                        33-23512                             811-5629
ING Equity Trust                           333-56881                            811-8817
ING Funds Trust                            333-59745                            811-8895
ING Investment Funds, Inc.                 002-34552                            811-1939
ING Mayflower Trust                        33-67852                             811-7978
ING Mutual Funds                           33-56094                             811-7428
ING Variable Insurance Trust               333-83071                            811-9477
ING Variable Products Trust                33-73140                             811-8220
ING VP Emerging Markets Fund, Inc.         33-73520                             811-8250
ING VP Natural Resources Trust             33-26116                             811-5710
USLICO Series Fund                         33-20957                             811-05451
ING Prime Rate Trust                       333-68239 ($5 mil)                   811-5410
                                           333-61831 ($25 mil)                  811-5410
ING Senior Income Fund                     333-54910                            811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ Richard A. Wedemeyer
--------------------------------------
Richard A. Wedemeyer, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety and James M. Hennessy, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:



REGISTRANT                                      1933 ACT SEC FILING #                     1940 ACT SEC FILING #
ING Investors Trust                             33-23512                                  811-5629
ING Equity Trust                                333-56881                                 811-8817
ING Funds Trust                                 333-59745                                 811-8895
ING Investment Funds, Inc.                      002-34552                                 811-1939
ING Mayflower Trust                             33-67852                                  811-7978
ING Mutual Funds                                33-56094                                  811-7428
ING Variable Insurance Trust                    333-83071                                 811-9477
ING Variable Products Trust                     33-73140                                  811-8220
ING VP Emerging Markets Fund, Inc.              33-73520                                  811-8250
ING VP Natural Resources Trust                  33-26116                                  811-5710
USLICO Series Fund                              33-20957                                  811-05451
ING Prime Rate Trust                            333-68239 ($5 mil)                        811-5410
                                                333-61831 ($25 mil)                       811-5410
ING Senior Income Fund                          333-54910                                 811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ Michael J. Roland
---------------------
Michael J. Roland



      Executive Vice President and Chief Financial Officer
            ING Investors Trust
      Executive Vice President, Principal Financial Officer and Assistant Secretary
            ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Variable Insurance Trust, ING Variable Products Trust, ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, USLICO Series Fund, ING Prime Rate Trust and ING Senior Income Fund.

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety, and Michael J. Roland, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:



REGISTRANT                                           1933 ACT SEC FILING #                  1940 ACT SEC FILING #
ING Investors Trust                                  33-23512                               811-5629
ING Equity Trust                                     333-56881                              811-8817
ING Funds Trust                                      333-59745                              811-8895
ING Investment Funds, Inc.                           002-34552                              811-1939
ING Mayflower Trust                                  33-67852                               811-7978
ING Mutual Funds                                     33-56094                               811-7428
ING Variable Insurance Trust                         333-83071                              811-9477
ING Variable Products Trust                          33-73140                               811-8220
ING VP Emerging Markets Fund, Inc.                   33-73520                               811-8250
ING VP Natural Resources Trust                       33-26116                               811-5710
USLICO Series Fund                                   33-20957                               811-05451
ING Prime Rate Trust                                 333-68239 ($5 mil)                     811-5410
                                                     333-61831 ($25 mil)                    811-5410
ING Senior Income Fund                               333-54910                              811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ James M. Hennessy
---------------------
James M. Hennessy



      President and Chief Executive Officer
            ING Investors Trust
      President, Chief Executive Officer and Chief Operating Officer
            ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Variable Insurance Trust, ING Variable Products Trust, ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, USLICO Series Fund, ING Prime Rate Trust and ING Senior Income Fund.

                               EXHIBIT INDEX LIST

EXHIBIT NUMBER                        EXHIBIT DESCRIPTION
--------------                        -------------------
a (1)               Amended and Restated Declaration of Trust dated July 26,
                    2000 - Filed herein.

a (3)               Certificate of Amendment of Declaration of Trust effective
                    May 1, 2002 - Filed herein.

b                   Amended and Restated By-Laws of Lexington Natural Resources
                    Trust dated July 26, 2000 - Filed herein.

d (2)               Sub-Advisory Agreement between ING VP Natural Resources
                    Trust and Aeltus Investment Management, Inc. dated August 1,
                    2003 - Filed herein.

d (2)(i)            First Amendment to the Sub-Advisory Agreement between ING VP
                    Natural Resources Trust and Aeltus Investment Management,
                    Inc. dated as of September 1, 2003 - Filed herein.

d (3)               Restated Expense Limitation Agreement between ING VP Natural
                    Resources Trust and ING Investments, LLC dated August 1,
                    2003 - Filed herein.

e                   Distribution Agreement between Lexington Natural Resources
                    Trust and Pilgrim Securities, Inc. dated September 1, 2000 -
                    Filed herein.

g (1) Custody Agreement between each entity listed in Exhibit A and The Bank of New York dated January 6, 2003 - Filed herein.

g (1)(i)            Amended Exhibit A to the Custody Agreement with The Bank of
                    New York dated as of November 5, 2003 - Filed herein.

g (2) Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed herein.

g (2)(i) Amended Exhibit A to the Foreign Custody Manager Agreement with The Bank of New York dated as of November 5, 2003 -
                    Filed herein.

g (2)(ii)           Amended Schedule 2 to the Foreign Custody Manager Agreement
                    with The Bank of New York dated as of June 6, 2003 - Filed herein.

h (2)               Administration Agreement between Lexington Natural Resources
                    Trust and Pilgrim Group, Inc. dated July 26, 2000 - Filed herein.

h (2)(ii)           Amended and Restated Schedule A to the Amended
                    Administration Agreement between ING VP Natural Resources
                    Trust and ING Funds Services, LLC - Filed herein.

h (3) Fund Accounting Agreement with between each entity listed in Exhibit A and The Bank of New York dated January 6, 2003 -
                    Filed herein.

h (3)(i) Amended Exhibit A to the Fund Accounting Agreement between each entity listed on Exhibit A and The Bank of New York dated November 5, 2003 - Filed herein.

h (4)               Agency Agreement dated November 30, 2000 - Filed herein.

h (4)(i) Amended and Restated Exhibit A to the Agency Agreement dated as of October 1, 2003 - Filed herein.

p (1)               ING Funds and Advisers Code of Ethics - Filed herein.

p (2)               Aeltus Investment Management, Inc. Code of Ethics dated
                    September 3, 2002 - Filed herein.